                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 33-64872

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 29                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-7820

     Amendment No. 29                                                 [X]

                        (Check appropriate box or boxes.)

                    AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
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               (Exact Name of Registrant as Specified in Charter)

                     4500 Main Street, Kansas City, MO 64111
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

    David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
    -------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: March 31, 2004

 It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [X] on March 31, 2004 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your

American Century

prospectus

INVESTOR CLASS
Mid Cap Value Fund

March 31, 2004

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

Dear Investor,

At American Century, we're committed to helping investors make the most of their financial  opportunities.  That's why we focus on achieving superior results and building long-term relationships with investors like you.

We believe our relationship with you begins with an easy-to-read prospectus that provides  you  with the  information  you need to make  informed  and  confident decisions about your investments.

We understand you may have questions  about investing after you read through the prospectus. Our Web site, www.americancentury.com, offers information that could answer many of your questions.  Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Our  representatives can be reached by calling  1-800-345-2021.  Thank you for considering American Century.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

     THIS SYMBOL IS USED  THROUGHOUT  THE BOOK TO HIGHLIGHT  DEFINITIONS  OF KEY
INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUND

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?
Mid Cap Value seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

In selecting  stocks for Mid Cap Value,  the fund  managers  look for  companies whose stock price is less than they  believe the company is worth.  The managers attempt to  purchase  the stocks of these  undervalued  companies  and hold them until  their  stock  price has  increased  to, or is  higher  than,  a level the managers believe more accurately  reflects the fair value of the company. A more detailed  description  of the funds'  investment  strategies and risks begins on page 6.

The  value of a fund's  shares  depends  on the  value of the  stocks  and other securities it owns. The value of the individual securities the fund owns will go up and down based on the performance of the companies that issued them,  general market and economic conditions, and investor confidence. At any given time, your shares  may be worth  more or less than the  price  you paid for them.  In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual  stocks  purchased by the fund to be undervalued, the value of the fund's shares may decline, even if stock prices generally are rising.

WHO MAY WANT TO INVEST IN THE FUND?
The fund may be a good investment if you are

o  seeking long-term capital growth and income from your investment

o  comfortable with the risks associated with the fund's investment strategies

o  comfortable with the fund's short-term price volatility

o  investing through an IRA or other tax-advantaged retirement plan

WHO MAY NOT WANT TO INVEST IN THE FUND?
The fund may not be a good investment if you are

o  investing for a short period of time

o  not seeking income from an equity investment

o  uncomfortable with short-term volatility in the value of your investment

o  uncomfortable with the risks associated with the fund's investment strategies

     AN INVESTMENT  IN THE FUND IS NOT A BANK DEPOSIT,  AND IT IS NOT INSURED OR
GUARANTEED  BY THE FEDERAL  DEPOSIT  INSURANCE  CORPORATION  (FDIC) OR ANY OTHER
GOVERNMENT AGENCY.

FUND PERFORMANCE HISTORY

Because the fund is new, its performance history is not available as of the date of this  prospectus.  When the fund has  investment  results for a full calendar year,  this section will feature charts that show annual total returns,  highest and lowest quarterly returns and average annual returns.

For current performance  information,  please call us at 1-800-345-2021 or visit us at www.americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o  to buy fund shares directly from American Century

o  to reinvest dividends in additional shares

o  to exchange into the same class of shares of other American Century funds

o  to redeem your shares other than a $10 fee to redeem by wire

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

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Investor Class
   Maximum Account Maintenance Fee                           $25(1)
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(1)  APPLIES ONLY TO INVESTORS WHOSE TOTAL INVESTMENTS WITH AMERICAN CENTURY ARE
     LESS  THAN  $10,000.  SEE  ACCOUNT  MAINTENANCE  FEE UNDER  INVESTING  WITH
     AMERICAN CENTURY FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                  TOTAL
                                   DISTRIBUTION                   ANNUAL FUND
                    MANAGEMENT     AND SERVICE     OTHER          OPERATING
                    FEE            (12B-1) FEES    EXPENSES(1)    EXPENSES
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Mid Cap Value
   Investor Class      1.00%           None         0.00%           1.00%

(1)  OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  DIRECTORS AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

EXAMPLE
The  examples in the table  below are  intended to help you compare the costs of investing  in the fund with the costs of investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR       3 YEARS      5 YEARS      10 YEARS
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Mid Cap Value
   Investor Class            $102          $318         $551        $1,219

OBJECTIVES, STRATEGIES AND RISKS

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?
The fund seeks long-term capital growth. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for  companies  that are  temporarily  out of favor in the market.  The managers attempt to  purchase  the stocks of these  undervalued  companies  and hold them until they have returned to favor in the market and their stock prices have gone
up.

Companies may be undervalued due to market declines,  poor economic  conditions, actual or anticipated bad news regarding the issuer or its industry,  or because they have been overlooked by the market.  To identify these companies,  the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected  accurately  in the  companies'  stock prices or may be outside the companies' historical ranges.

The fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000, excluding the largest 100 such companies. The fund managers intend to manage the fund so that its weighted  capitalization  falls within the capitalization range of the members of the Russell Mid Cap Index.

The fund  managers  do not  attempt to time the market.  Instead,  under  normal market  conditions,  they  intend  to keep at  least  65% of the  fund's  assets invested in U.S. equity securities at all times. When the managers believe it is prudent,  the fund may  invest a  portion  of its  assets  in  convertible  debt securities, equity-equivalent securities, foreign securities, debt securities of companies,  debt  obligations of governments  and their  agencies,  nonleveraged futures contracts and other similar  securities.  Futures  contracts,  a type of derivative  security,  can help the  fund's  cash  assets  remain  liquid  while performing more like stocks.  The fund has a policy governing  futures contracts and  similar  derivative  securities  to help  manage the risk of these types of investments.  For  example,  the fund  managers  cannot  invest in a  derivative security  if it  would  be  possible  for the fund to lose  more  money  than it invested.  A complete  description of the derivatives  policy is included in the
Statement of Additional Information.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in cash or  short-term  debt  securities.  To the  extent  the  fund  assumes  a defensive position it will not be pursuing its objective of capital growth.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The value of the  fund's  shares  depends  on the value of the  stocks and other securities it owns. The value of the individual securities the fund owns will go up and down  depending on the  performance  of the  companies  that issued them, general market and economic conditions and investor confidence.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

If the market does not consider the individual  stocks  purchased by the fund to be  undervalued,  the value of the  fund's  shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Market  performance  tends to be cyclical,  and, in the various cycles,  certain investment  styles may fall in and out of favor. If the market is not favoring a fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different  investment  styles.

Although the fund managers intend to invest the fund's assets  primarily in U.S.
stocks,  the fund  may  invest  in  securities  of  foreign  companies.  Foreign
investment  involves  additional  risks,   including  fluctuations  in  currency
exchange  rates,  less  stable  political  and  economic   structures,   reduced
availability of public information,  and lack of uniform financial reporting and regulatory  practices  similar to those that apply in the United  States.  These factors make investing in foreign securities generally riskier than investing in
U.S. stocks.

MANAGEMENT

WHO MANAGES THE FUND?
The Board of Directors,  investment  advisor and fund  management  team play key roles in the management of the fund.

THE BOARD OF DIRECTORS
The Board of Directors  oversees the  management  of the fund and meets at least quarterly  to  review  reports  about  fund  operations.  Although  the Board of
Directors does not manage the fund, it has hired an investment advisor to do so.
More than  two-thirds of the directors are  independent  of the fund's  advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR
The fund's investment  advisor is American Century Investment  Management,  Inc.
The advisor has been managing  mutual funds since 1958 and is  headquartered  at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the  investment  portfolios of the fund and directing the purchase and sale of its  investment  securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the fund to operate.

For the  services  it provides to the  Investor  Class of the fund,  the advisor receives  a unified  management  fee of 1.00% of the  average  net assets of the specific  class of shares of the fund.  The amount of the  management  fee for a fund is calculated daily and paid monthly in arrears.

Out of the fund's fee, the advisor  pays all expenses of managing and  operating that fund except brokerage expenses,  taxes, interest,  fees and expenses of the
independent   directors   (including  legal  counsel  fees),  and  extraordinary
expenses.  A portion  of the  fund's  management  fee may be paid by the  fund's
advisor  to   unaffiliated   third   parties  who  provide   recordkeeping   and
administrative services that would otherwise be performed by an affiliate of the advisor.

THE FUND MANAGEMENT TEAM
The advisor uses a team of portfolio managers,  assistant portfolio managers and analysts  to manage  the fund.  The team  meets  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities  for the  fund as they  see  fit,  guided  by the  fund's  investment objectives and strategy.

The portfolio managers on the investment team are identified below.

PHILLIP N. DAVIDSON
Mr.  Davidson,  Chief  Investment  Officer -- Value,  Senior Vice  President and
Senior  Portfolio  Manager,  has been a member of the team that  manages Mid Cap
Value since its inception.  Prior to joining  American Century in 1993, he spent
11 years at Boatmen's  Trust  Company in St. Louis and served as Vice  President and Portfolio Manager responsible for institutional value equity clients. He has a bachelor's degree in finance and an MBA from Illinois State University.  He is a CFA charterholder.

SCOTT A. MOORE
Mr. Moore, Vice President and Portfolio  Manager,  has been a member of the team that manages Mid Cap Value since its inception.  He joined  American  Century in
August 1993 as an  Investment  Analyst and was promoted to Portfolio  Manager in
February  1999.  He has a bachelor's  degree in finance from  Southern  Illinois
University and an MBA in finance from the University of Missouri - Columbia.  He is a CFA charterholder.

CODE OF ETHICS
American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders  come before the interests of the people who manage the fund.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar days.  In addition,  the Code of Ethics  requires  portfolio  managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES
Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the fund may not be changed without shareholder  approval.  The Board of Directors may change any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU
Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING
If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service  Options form.  By choosing this option,  you are not eligible to enroll for exclusive  online account  management to waive the account  maintenance fee.
See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS
To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer multiple copies of these documents individually  addressed, please call  1-800-345-2021.  If you invest in  American  Century  mutual  funds through a financial  intermediary,  please contact them  directly.  For American
Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS
American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

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ONLINE
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www.americancentury.com

OPEN AN ACCOUNT
If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS
Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

SELL SHARES*
Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

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BY TELEPHONE
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INVESTOR RELATIONS
1-800-345-2021

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

AUTOMATED INFORMATION LINE
1-800-345-8765

OPEN AN ACCOUNT
If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES
Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS
Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.  The  Automated  Information  Line is available  only to
Investor Class shareholders.

SELL SHARES
Call a Representative.

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BY WIRE
--------------------------------------------------------------------------------
Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT
Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o Our bank information
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. Please call for the appropriate account number

o The fund name

o Your American Century account number, if known*

o Your name

o The contribution year (for IRAs only)

*FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS
Follow the BY WIRE-OPEN AN ACCOUNT instructions

SELL SHARES
You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES
Not available.

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BY MAIL OR FAX
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P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

OPEN AN ACCOUNT
Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

EXCHANGE SHARES
Send written  instructions  to exchange  your shares from one  American  Century account to another.

MAKE ADDITIONAL INVESTMENTS
Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

SELL SHARES
Send  written  instructions  or  a  redemption  form  to  sell  shares.  Call  a
Representative to request a form.

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AUTOMATICALLY
--------------------------------------------------------------------------------

OPEN AN ACCOUNT
Not available.

EXCHANGE SHARES
Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS
With the automatic  investment  privilege,  you can purchase shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES
If you have at least $10,000 in your account,  you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

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IN PERSON
--------------------------------------------------------------------------------
If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                         4917 Town Center Drive
Kansas City, Missouri                    Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday     8 a.m. to 6 p.m., Monday - Friday
                                         8 a.m. to noon, Saturday

1665 Charleston Road                     10350 Park Meadows Drive
Mountain View, California                Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday        8:30 a.m. to 5:30 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS
To open an account,  the minimum initial  investments are $2,000 for a Coverdell
Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE
We charge a $12.50 semiannual  account  maintenance fee to investors whose total investments with American  Century are less than $10,000.  We will determine the amount of your total  investments  twice per year,  generally the last Friday in
October and April. If your total investments are less than $10,000 at that time, we will redeem  shares  automatically  in one of your accounts to pay the $12.50 fee.  Please  note  that  you  may  incur a tax  liability  as a  result  of the redemption.  In determining your total investment  amount,  we will include your investments  in American  Century  funds held in all PERSONAL  ACCOUNTS and IRAs including SEP-,  SARSEP- and SIMPLE-IRAs (but no other retirement plan accounts)
registered under your Social Security number. We will not charge the fee as long as you choose to manage your  accounts  exclusively  online.  You may enroll for exclusive  online  account  management  on our Web site.  To find out more about exclusive online account management, visit www.americancentury.com/info/demo.

     PERSONAL ACCOUNTS INCLUDE INDIVIDUAL  ACCOUNTS,  JOINT ACCOUNTS,  UGMA/UTMA
ACCOUNTS, PERSONAL TRUSTS, COVERDELL EDUCATION SAVINGS ACCOUNTS AND TRADITIONAL,
ROTH  AND  ROLLOVER  IRAS.  IF YOU  HAVE  ONLY  BUSINESS,  BUSINESS  RETIREMENT,
EMPLOYER-SPONSORED OR AMERICAN CENTURY BROKERAGE ACCOUNTS, YOU ARE CURRENTLY NOT
SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT TO OTHER FEES.

REDEMPTIONS
Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

     A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this  amount in  readily  marketable  securities  instead  of in cash.  The fund managers would select these securities from the fund's  portfolio.  A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold  securities  prematurely to pay the entire redemption amount in cash.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS
If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline,  American
Century  reserves  the right to redeem  the shares in the  account  and send the proceeds to your address of record. Please note that you may incur tax liability as a result of the redemption.

MODIFYING OR CANCELING AN INVESTMENT
Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. The fund  reserves  the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of the fund.

SIGNATURE GUARANTEES
A signature  guarantee -- which is different from a notarized  signature -- is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee  for the following  transactions:

o  Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
   redemption is made payable to someone other than the account owners

o  Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o  You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

ABUSIVE TRADING PRACTICES
We discourage  market timing and other abusive  trading  practices,  and we take steps to minimize the effect of these activities in our funds.

Excessive,  short-term  (market timing) or other abusive  trading  practices may disrupt portfolio management  strategies and harm fund performance.  To minimize harm to the funds and their  shareholders,  we  reserve  the right to reject any purchase order (including  exchanges) from any investor we believe has a history of  abusive  trading  or  whose  trading,  in our  judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple accounts under common ownership or control.

INVESTING THROUGH FINANCIAL INTERMEDIARIES
If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange and redeem  shares will depend on the policies of that entity. Some policy differences may include

o  minimum investment requirements

o  exchange policies

o  fund choices

o  cutoff time for investments

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description of its policies.

     FINANCIAL INTERMEDIARIES INCLUDE BANKS, BROKER-DEALERS, INSURANCE COMPANIES
AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's transfer agent. In some  circumstances,  American Century will pay the service provider a fee for performing those services.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the fund.

The advisor or the fund's  distributor may make payments for various services or other  expenses  out of their past  profits  or other  available  sources.  Such expenses may include distribution  services,  shareholder services or marketing, promotional or related  expenses.  The amount of these payments is determined by the advisor or the distributor and is not paid by you.

The fund has authorized certain financial intermediaries to accept orders on its behalf. American Century has contracts with these intermediaries  requiring them to track the time  investment  orders are received and to comply with procedures relating  to  the  transmission  of  orders.  Orders  must  be  received  by the intermediary  on a  fund's  behalf  before  the  time  the net  asset  value  is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE
American  Century  determines  the NAV of the fund as of the  close  of  regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the  Exchange is open.  On days when the Exchange is closed  (including  certain
U.S.  holidays),  we do not calculate the NAV. A fund share's NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money  market fund is not readily  available,  the advisor may determine its
fair  value  in  accordance  with  procedures   adopted  by  the  fund's  board.
Circumstances  that may cause  the  advisor  to  determine  the fair  value of a security held by the fund include, but are not limited to:

o  an  event  occurs  after  the  close  of the  foreign  exchange  on which a portfolio  security  principally  trades,  but  before  the  close  of  the
   Exchange, that is likely to have changed the value of the security

o  a debt security has been declared in default

o  trading in a security has been halted during the trading day

o  the  demand  for the  security  (as  reflected  by its  trading  volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value  determination  would  materially  impact the fund's net asset value.  While fair value  determinations  involve  judgments that are inherently subjective,  these  determinations  are made in good  faith in  accordance  with procedures adopted by a fund's board.

Trading of  securities  in  foreign  markets  may not take  place  every day the
Exchange is open.  Also,  trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase,  exchange or redemption at the NAV next  determined after we receive your transaction request in GOOD ORDER.

     GOOD ORDER  MEANS THAT YOUR  INSTRUCTIONS  HAVE BEEN  RECEIVED  IN THE FORM
REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,  PROVIDING THE FUND
NAME  AND  ACCOUNT  NUMBER,  THE  AMOUNT  OF THE  TRANSACTION  AND ALL  REQUIRED
SIGNATURES.

DISTRIBUTIONS

Federal tax laws require a fund to make  distributions  to its  shareholders  in order to qualify as a regulated investment company. Qualification as a regulated investment  company  means  that a fund will not be  subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment securities.  The fund pays distributions of substantially all of its income quarterly.  Distributions  from realized capital gains  are  paid  annually,  usually  in  December.  It may make  more  frequent distributions if necessary to comply with Internal Revenue Code provisions.

     CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL ASSETS, SUCH AS STOCK,
FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any
distributions   received  with  your   redemption   proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.

TAXES

The tax  consequences  of owning shares of a fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions by a fund of dividend and interest income it has received or
capital  gains  it  has  generated  through  its  investment   activities.   Tax
consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS
If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS
If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS
Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

     QUALIFIED  DIVIDEND INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM THE STOCK
OF A DOMESTIC OR QUALIFYING FOREIGN CORPORATION, PROVIDED THAT THE FUND HAS HELD
THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%     TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS     ALL OTHER BRACKETS
Short-term capital gains               Ordinary Income      Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income              5%                   15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS
Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND
Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS
Annual  and  semiannual  reports  contain  more  information  about  the  fund's
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the fund's  performance  during the most recent  fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains a more detailed,  legal  description of the fund's  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  Prospectus.  This means  that it is  legally  part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the fund or your accounts, by contacting American Century at the address or telephone numbers listed below.

You  also  can get  information  about  the fund  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room, Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at www.sec.gov
                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  Prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE             FUND CODE        TICKER         NEWSPAPER LISTING
--------------------------------------------------------------------------------
Mid Cap Value Fund
   Investor Class            xxx             xxx                  xxx

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
www.americancentury.com
Investor Class
P.O. Box 419200
Kansas City, Missouri 64141-6200
1-800-345-2021 or 816-531-5575
0403
SH-PRS-xxxxx

American Century
statement of
additional information

MARCH 31, 2004

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

Large Company Value Fund

Value Fund

Small Cap Value Fund

Mid Cap Value

Equity Income Fund

Equity Index Fund

Real Estate Fund

THIS  STATEMENT OF ADDITIONAL  INFORMATION  ADDS TO THE DISCUSSION IN THE FUNDS'
PROSPECTUSES  DATED AUGUST 1, 2003, AND MARCH 31, 2004, BUT IS NOT A PROSPECTUS.
THE STATEMENT OF ADDITIONAL  INFORMATION  SHOULD BE READ IN CONJUNCTION WITH THE
FUNDS' CURRENT  PROSPECTUSES.  IF YOU WOULD LIKE A COPY OF A PROSPECTUS,  PLEASE
CONTACT US AT THE ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT
WWW.AMERICANCENTURY.COM.

THIS  STATEMENT OF  ADDITIONAL  INFORMATION  INCORPORATES  BY REFERENCE  CERTAIN
INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS,  WHICH ARE
DELIVERED TO ALL  SHAREHOLDERS.  YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

American Century
Investment Services, Inc.

THE FUNDS' HISTORY

American Century Capital  Portfolios,  Inc. is a registered  open-end management investment  company  that was  organized as a Maryland  corporation  on June 14,
1993. The corporation was known as Twentieth  Century Capital  Portfolios,  Inc.
until January 1997. Throughout this Statement of Additional Information we refer to American Century Capital Portfolios, Inc. as the corporation.

Each fund  described in this  Statement of Additional  Information is a separate series  of the  corporation  and  operates  for many  purposes  as if it were an independent  company.  Each  fund has its own  investment  objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                          TICKER SYMBOL             INCEPTION DATE
--------------------------------------------------------------------------------
LARGE COMPANY VALUE
   Investor Class                   ALVIX                     07/30/1999
   Institutional Class              ALVSX                     08/10/2001
   A Class                          ALAVX                     01/31/2003
   B Class                          ALBVX                     01/31/2003
   C Class                          ALPCX                     11/07/2001
   R Class                          N/A                       08/29/2003
   Advisor Class                    ALPAX                     10/26/2000

--------------------------------------------------------------------------------
VALUE
   Investor Class                   TWVLX                     09/01/1993
   Institutional Class              AVLIX                     07/31/1997
   A Class                          ACAVX                     01/31/2003
   B Class                          ACBVX                     01/31/2003
   C Class                          ACLCX                     06/04/2001
   Advisor Class                    TWADX                     10/02/1996

--------------------------------------------------------------------------------
SMALL CAP VALUE
   Investor Class                   ASVIX                     07/31/1998
   Institutional Class              ACVIX                     10/26/1998
   C Class                          ACVCX                     06/01/2001
   Advisor Class                    ACSCX                     12/31/1999

--------------------------------------------------------------------------------
MID CAP VALUE
   Investor Class                   xxxxx                     03/31/2004

--------------------------------------------------------------------------------
EQUITY INCOME
   Investor Class                   TWEIX                     08/01/1994
   Institutional Class              ACIIX                     07/08/1998
   C Class                          AEYIX                     07/13/2001
   R Class                          N/A                       08/29/2003
   Advisor Class                    TWEAX                     03/07/1997

--------------------------------------------------------------------------------
EQUITY INDEX
   Investor Class                   ACIVX                     02/26/1999
   Institutional Class              ACQIX                     02/26/1999

--------------------------------------------------------------------------------
REAL ESTATE
   Investor Class                   REACX                     09/21/1995
   Institutional Class              REAIX                     06/16/1997
   Advisor Class                    AREEX                     10/06/1998

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated  with each appear in the section,  INVESTMENT  STRATEGIES  AND RISKS, which  begins  on  page  4.  In the  case  of the  funds'  principal  investment strategies,  these  descriptions  elaborate  upon  discussions  contained in the
Prospectuses.

Large Company Value, Value, Small Cap Value, Mid Cap Value and Equity Income are
each  diversified  as  defined  in  the  Investment  Company  Act of  1940  (the
Investment  Company  Act).  Diversified  means that,  with respect to 75% of its total assets,  each fund will not invest more than 5% of its total assets in the securities  of a single  issuer or own more than 10% of the  outstanding  voting securities of a single issuer.

Equity Index and Real Estate are  non-diversified  as defined in the  Investment
Company Act. Non-diversified means that the proportion of the funds' assets that may be  invested  in the  securities  of a single  issuer is not  limited by the
Investment Company Act.

It is intended  that  Equity  Index will be  diversified  to the extent that the
S&P 500 Index is diversified.  Because of the composition of the S&P 500
Index, it is possible that a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers,  some of which may be in the same industry or economic  sector.  As a result,  the fund's portfolio may be more  sensitive  to  changes in the  market  value of a single  issuer or industry than other equity funds using different investment styles.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter  of its  taxable  year (1) no more  than  25% of its  total  assets  are invested in the securities of a single issuer (other than the U.S. government or a regulated  investment  company),  and (2) with  respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
Prospectuses,  the fund  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments  vary  according  to  what is  judged  advantageous  under  changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described on the following  pages. It is the advisor's  intention that each fund generally  will  consist of equity and  equity-equivalent  securities.  However, subject to the specific  limitations  applicable to a fund, the fund  management teams may  invest  the  assets  of each  fund in  varying  amounts  using  other investment  techniques,  such as those reflected in the table below, when such a course is deemed  appropriate to pursue a fund's  investment  objective.  Senior securities that are high-grade issues, in the opinion of the managers,  also may be purchased for defensive purposes.

Income is a primary or secondary  objective of the Large Company  Value,  Value,
Small Cap  Value,  Mid Cap Value,  Equity  Income and Real  Estate  funds.  As a result,  a portion of the  portfolio  of each of these funds may consist of debt securities.

So long as a sufficient number of acceptable securities are available,  the fund managers intend to keep the funds fully  invested.  However,  under  exceptional conditions, the funds may assume a defensive position, temporarily investing all or a substantial portion of their assets in cash or short-term securities.

The  managers  may use  futures  and  options as a way to expose the funds' cash
assets  to  the  market  while  maintaining  liquidity.   As  mentioned  in  the
Prospectuses,  the managers may not leverage the funds' portfolios,  so there is no greater market risk to the funds than if they purchase stocks. See DERIVATIVE
SECURITIES,  page 8, and SHORT-TERM SECURITIES, page 11 and FUTURES AND OPTIONS, page 12.

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section describes  investment vehicles and techniques the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each  investment  vehicle and technique  contributes to a fund's overall risk profile. To determine whether a fund may invest in a particular  investment vehicle,  consult the table below.  An "X" indicates that the fund may invest in
the  security  or  employ  the   investment   technique   that  appears  in  the
corresponding row.

                               LARGE     VALUE,    SMALL
                               COMPANY   MID CAP   CAP     EQUITY    EQUITY  REAL
                               VALUE     VALUE     VALUE   INCOME    INDEX   ESTATE
Equity Equivalent Securities     x        x        x        x        x        x

Debt Securities                  x        x        x        x        x        x

Foreign Securities              20%      35%      20%      35%       x        x

Convertible Debt Securities      x        x        x        x        x        x

Short Sales                      x        x        x        x        x        x

Portfolio Lending             33-1/3%  33-1/3%  33-1/3%  33-1/3%  33-1/3%  33-1/3%

Derivative Securities            x        x        x        x        x        x

Investments in Issuers with
   Limited Operating Histories  5%       5%       5%       5%       5%       5%

Repurchase Agreements            x        x        x        x        x        x

When-Issued and Forward
   Commitment Agreements         x        x        x        x        x        x

Illiquid and
   Restricted Securities        15%      15%      15%      15%      15%      15%

Short-Term Securities            x        x        x        x        x        x

Other Investment Companies      10%      10%      10%      10%      10%      10%

Futures and Options              x        x        x        x        x        x

Forward Currency
   Exchange Contracts            x        x        x        x        x        x

EQUITY EQUIVALENT SECURITIES

In addition to investing in common stocks,  the funds may invest in other equity securities and equity  equivalents,  including  securities that permit a fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.  Examples of equity securities and equity equivalents  include preferred stock, convertible preferred stock and convertible debt securities.

Equity  equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described  in  FOREIGN  SECURITIES,  page  6,  are an  example  of the  type  of derivative security in which a fund might invest.

DEBT SECURITIES

Each of the funds may  invest  in debt  securities.  The  primary  or  secondary investment  objective of Large Company Value,  Value,  Small Cap Value,  Mid Cap
Value,  Equity  Income and Real Estate is income  creation.  As a result,  these funds  may  invest  in debt  securities  when the  fund  managers  believe  such securities  represent an attractive  investment  for the funds.  These funds may invest  in debt  securities  for  income  or as a  defensive  strategy  when the managers believe adverse economic or market conditions exist.

Equity Index invests in debt securities primarily for cash management.  The debt securities that Equity Index invests in are generally short-term.

The value of the debt  securities  in which the funds may invest will  fluctuate based upon changes in interest rates and the credit quality of the issuer.  Debt securities  that are part of a fund's  fixed-income  portfolio  will be  limited primarily to "investment-grade" obligations. However, each fund may invest up to
5% of its assets in "high-yield"  securities.  "Investment  grade" means that at the time of  purchase,  such  obligations  are  rated  within  the four  highest categories  by a nationally  recognized  statistical  rating  organization  (for example,  at least Baa by Moody's  Investors  Service,  Inc.  or BBB by Standard
&  Poor's  Corporation),  or, if not  rated,  are of  equivalent  investment quality as determined by the fund's advisor.  According to Moody's,  bonds rated
Baa are medium-grade and possess some speculative characteristics.  A BBB rating by S&P  indicates  S&P's belief that a security  exhibits a satisfactory degree of safety and capacity for repayment,  but is more  vulnerable to adverse economic conditions and changing circumstances.

"High-yield" securities, sometimes referred to as "junk bonds," are higher risk,
non-convertible   debt  obligations   that  are  rated  below   investment-grade
securities, or are unrated, but with similar credit quality.

There are no credit or maturity  restrictions on the fixed-income  securities in which  the  high-yield  portion  of a fund's  portfolio  may be  invested.  Debt securities  rated  lower  than  Baa  by  Moody's  or BBB by  S&P,  or  their equivalent, are considered by many to be predominantly  speculative.  Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest  payments on such securities than is the case with higher quality debt securities.  Regardless of rating levels, all debt securities  considered  for purchase by the fund are analyzed by the  investment manager  to  determine,  to the extent  reasonably  possible,  that the  planned investment is sound, given the fund's investment  objective.  See EXPLANATION OF
FIXED-INCOME SECURITIES RATINGS, page 59.

If the  aggregate  value of  high-yield  securities  exceeds 5% because of their
market  appreciation  or  other  assets'   depreciation,   the  funds  will  not
necessarily sell them.  Instead,  the fund managers will not purchase additional high-yield  securities  until their value is less than 5% of the fund's  assets.
Fund managers will monitor these  investments to determine  whether holding them will likely help the fund meet its investment objectives.

In addition,  the value of a fund's investments in fixed-income  securities will change as  prevailing  interest  rates  change.  In general,  the prices of such securities  vary inversely  with interest  rates.  As prevailing  interest rates fall,  the  prices of bonds and other  securities  that  trade on a yield  basis generally rise. When prevailing interest rates rise, bond prices generally fall.
Depending  upon  the  particular  amount  and  type of  fixed-income  securities holdings of a fund,  these changes may impact the net asset value of that fund's shares.

Even  though  the  funds  will  invest  primarily  in equity  securities,  under exceptional market or economic conditions,  the funds may temporarily invest all or a substantial portion of their assets in cash or investment-grade  short-term securities  (denominated in U.S. dollars or foreign  currencies).  To the extent that a fund assumes a defensive  position,  it will not be investing for capital growth.

FOREIGN SECURITIES

Each fund may invest in the  securities of foreign  issuers,  including  foreign governments  and their agencies,  when these  securities meet their standards of selection.  In determining whether a company is foreign,  the fund managers will consider various factors,  including where the company is  headquartered,  where the company's principal operations are located, where the company's revenues are derived,  where the principal trading market is located and the country in which the company was legally organized.  The weighting given to each of these factors will vary depending on the circumstances in a given case.

The funds may make such  investments  either  directly in foreign  securities or indirectly by purchasing depositary receipts for foreign securities.  Depositary receipts,  depositary  shares or similar  instruments  are  securities  that are listed on exchanges or quoted in the  domestic  over-the-counter  markets in one country,  but represent shares of issuers  domiciled in another country.  Direct investments  in foreign  securities  may be made  either on  foreign  securities exchanges or in the over-the-counter markets.

The funds may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers,  foreign  governments and their agencies. The funds will limit their purchase of foreign securities to those of issuers whose  principal  business  activities are located in developed countries. The funds consider developed countries to include Australia, Austria,
Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland,
Italy,  Japan,  Luxembourg,  The  Netherlands,  New Zealand,  Norway,  Portugal,
Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Investments in foreign securities may present certain risks, including:

CURRENCY  RISK - The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign currency in which the security is denominated,  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL  AND ECONOMIC  RISK - The  economies of many of the countries in which the funds invest are not as  developed  as the economy of the United  States and
may  be  subject  to  significantly   different  forces.   Political  or  social
instability,   expropriation,   nationalization,   confiscatory   taxation   and
limitations on the removal of funds or other assets also could adversely  affect the value of investments.  Further, the funds may find it difficult or be unable to enforce  ownership  rights,  pursue  legal  remedies or obtain  judgments  in foreign courts.

REGULATORY RISK - Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to  negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds invest have substantially less trading volume than the principal
U.S. markets.  As a result,  the securities of some companies in these countries
may  be  less  liquid  and  more  volatile  than  comparable  U.S.   securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading  partners.  There generally  is less  government  regulation  and  supervision  of  foreign  stock exchanges,  brokers  and  issuers,  which  may  make  it  difficult  to  enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are  uninvested  and no return is earned.  The funds'  inability to make intended security purchases due to clearance and settlement  problems could cause them to miss attractive investment opportunities.  Inability to dispose of portfolio  securities  due to clearance  and  settlement  problems  could result either in losses to the  funds due to  subsequent  declines  in the value of the portfolio  security  or, if the fund has  entered  into a  contract  to sell the security, liability to the purchaser.

OWNERSHIP  RISK - Evidence of  securities  ownership  may be  uncertain  in many foreign countries.  As a result, there may be a risk that a fund's trade details could be incorrectly  or  fraudulently  entered at the time of the  transaction, resulting in a loss to the fund.

CONVERTIBLE DEBT SECURITIES

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert  the  fixed-income  security  into a stated  number  of shares of common stock. As fixed-income securities,  convertible debt securities provide a stable stream of income,  with generally higher yields than common stocks.  Convertible debt  securities  offer the  potential to benefit  from  increases in the market price of the underlying common stock, however, they generally offer lower yields than  non-convertible  securities  of similar  quality.  Of course,  as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations.  In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible  debt  securities  generally  are  subordinate  to other similar but nonconvertible debt securities of the same issuer,  although  convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities.  Because of the  subordination  feature,  however,  convertible debt securities typically have lower ratings from ratings  organizations than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security  is  comprised  of  two  distinct  securities  that  together  resemble convertible securities in certain respects. Synthetic convertible securities are created by combining  non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic  convertible  security,  which will be issued with respect to the same entity,  generally are not offered as a unit, and may be purchased and sold by the fund at different times.  Synthetic  convertible  securities  differ from convertible  securities  in certain  respects.  Each  component  of a  synthetic convertible  security has a separate  market value and responds  differently  to market fluctuations.  Investing in a synthetic convertible security involves the
risk  normally  found  in  holding  the  securities   comprising  the  synthetic
convertible security.

Each fund will limit its holdings of convertible  debt securities to those that, at the time of purchase,  are rated at least B- by S&P or B3 by Moody's, or, if not rated by S&P or  Moody's,  are of  equivalent  investment  quality as determined by the advisor.  Each fund's  investments  (except  Equity Income) in
convertible  debt  securities  and  other   high-yield,   non-convertible   debt
securities  rated  below  investment-grade  will  comprise  less than 20% of the fund's net assets.  Debt securities rated below the four highest  categories are not considered "investment-grade" obligations. These securities have speculative characteristics and present more credit risk than investment-grade  obligations.
For a description of the S&P and Moody's ratings categories, see EXPLANATION
OF FIXED-INCOME SECURITIES RATINGS, page 59.

SHORT SALES

A fund may engage in short sales for cash  management  purposes  only if, at the time of the short  sale,  the fund owns or has the right to  acquire  securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve.  If a fund engages in a short sale, the fund will segregate  cash, cash equivalents or other  appropriate  liquid securities on its records in an amount sufficient  to meet the purchase  price.  There will be  additional  transaction costs  associated  with short sales,  but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

PORTFOLIO LENDING

In order to realize additional income, a fund may lend its portfolio securities.
Such loans may not exceed  one-third of the fund's total assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objectives, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each fund may invest in derivative securities. Generally, a derivative security is a financial arrangement,  having a value based on, or derived from, a traditional  security, asset,  or market  index.  Certain  derivative  securities  are  described  more accurately  as  index/structured  securities.  Index/structured  securities  are derivative  securities  whose  value or  performance  is linked to other  equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

A structured investment is a security whose value or performance is linked to an underlying  index  or other  security  or asset  class.  Structured  investments include  asset-backed  securities (ABS),  asset-backed  commercial paper (ABCP), commercial and residential mortgage-backed securities (MBS), collateralized debt obligations (CDO),  collateralized loan obligations (CLO), and securities backed by other types of  collateral or indices.  For example,  Standard  &  Poor's
Depositary  Receipts,  also known as "SPIDERs",  track the price performance and dividend yield of the S&P Index by providing a stake in the stocks that make up  that  index.  Structured  investments  involve  the  transfer  of  specified financial assets to a special purpose entity,  generally a corporation or trust, or the  deposit of  financial  assets  with a  custodian;  and the  issuance  of securities or depository receipts backed by, or representing  interests in those assets.

Some structured investments are individually negotiated agreements or are traded over-the-counter.  Structured  investments  may be  organized  and  operated  to restructure the investment  characteristics of the underlying security. The cash flow on the underlying  instruments  may be  apportioned  among the newly issued
structured   securities  to  create   securities   with   different   investment
characteristics,  such as varying  maturities,  payment  priorities and interest rate provisions, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying
instruments.   Because  structured   securities   typically  involve  no  credit
enhancement,  their  credit risk  generally  will be  equivalent  to that of the underlying  instruments.  Structured securities are subject to such risks as the inability or unwillingness of the issuers of the underlying  securities to repay principal and interest, and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts.

Some derivative  securities,  such as  mortgage-related  and other  asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities prices or currency  exchange rates, and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

No fund may invest in a derivative  security  unless the reference  index or the instrument  to which it  relates is an  eligible  investment  for the fund.  For example,  a security whose  underlying value is linked to the price of oil would not be a permissible  investment because the funds may not invest in oil and gas leases or futures.

The return on a derivative  security may  increase or decrease,  depending  upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other
     financial   asset  will  not  move  in  the  direction  the  fund  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the counterparty will fail to perform its obligations.

The Board of Directors has approved the advisor's policy  regarding  investments in derivative securities.  That policy specifies factors that must be considered in connection with a purchase of derivative  securities and provides that a fund may not invest in a  derivative  security if it would be possible  for a fund to lose more money than it had  invested.  The policy also  establishes a committee that must review certain  proposed  purchases  before the purchases can be made.
The advisor will report on fund activity in  derivative  securities to the Board of Directors as necessary.

INVESTMENT IN ISSUERS WITH LIMITED OPERATING HISTORIES

The funds may invest a portion of their assets in the securities of issuers with limited  operating  histories.  The fund  managers  consider an issuer to have a limited  operating  history if that issuer has a record of less than three years
of  continuous  operation.   The  managers  will  consider  periods  of  capital
formation,   incubation,   consolidations,   and  research  and  development  in
determining  whether  a  particular  issuer  has a  record  of  three  years  of continuous operation.

Investments  in  securities  of issuers with  limited  operating  histories  may involve greater risks than investments in securities of more mature issuers.  By their nature,  such issuers  present limited  operating  histories and financial information upon which the managers may base their investment decision on behalf of the funds.  In addition,  financial  and other  information  regarding  these issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation,  "issuers"  refers to operating  companies that issue  securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations.  It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations  or income  streams.  For example,  a fund's  investments in a trust created for the purpose of pooling mortgage  obligations would not be subject to the limitation.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of that fund.

A  repurchase   agreement   occurs  when,  at  the  time  a  fund  purchases  an
interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate during the time the fund's  money is invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  The fund's  risk is the  seller's  ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount  realized.  If the seller  seeks relief under the  bankruptcy  laws,  the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase  agreement  transactions to securities issued by the U.S. government and its agencies and instrumentalities,  and will enter into such  transactions  with  those  banks and  securities  dealers  who are  deemed creditworthy by the funds' advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's 15% limit on illiquid securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The funds may sometimes  purchase new issues of  securities on a when-issued  or forward commitment basis in which the transaction price and yield are each fixed at the time the  commitment is made,  but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  buy/sell  back  transactions,  cash and  carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security.  Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund.  While the fund will make  commitments to purchase or sell  securities  with the  intention  of actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an amount  sufficient to meet the purchase  price.  When the time comes to pay for the  when-issued  securities,  a fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

RESTRICTED AND ILLIQUID SECURITIES

The funds may purchase  restricted or illiquid  securities,  including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds'  criteria for  selection.  Rule 144A  securities  are  privately placed with and traded among qualified  institutional  investors rather than the
general  public.   Although  Rule  144A  securities  are  considered  restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities is a question of fact for the Board of Directors to determine,  based upon a consideration of the readily  available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and  establishing  the guidelines and procedures for  determining the  liquidity of Rule 144A  securities.  As allowed by Rule 144A,  the Board of
Directors has delegated the day-to-day  function of determining the liquidity of
Rule 144A securities to the fund managers.  The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain  qualified  institutional  investors,  their  liquidity  may be  limited accordingly  and a fund  may,  from  time to  time,  hold a Rule  144A or  other security  that is illiquid.  In such an event,  the fund  managers will consider appropriate remedies to minimize the effect on that fund's liquidity.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for a fund's  portfolio,  or, in some cases, for temporary  defensive purposes,  the funds may  invest a portion of their  assets in money  market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

o    Commercial Paper;

o    Certificates of Deposit and Euro Dollar Certificates of Deposit;

o    Bankers' Acceptances;

o    Short-term notes, bonds, debentures or other debt instruments;

o    Repurchase agreements; and

o    Money market funds.

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the  aggregate.  These  investments  may include  investments in money market funds managed by the advisor.  Any  investment in money market funds must be consistent with the investment  policies and  restrictions of the fund making the investment.

Other Investment Companies

Each of the funds may invest up to 10% of its total assets in other mutual funds provided that the investment is consistent with the fund's  investment  policies and restrictions. Under the Investment Company Act, a fund's investment in these securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets of any  investment  company;  and (c) 10% of a fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers'  commissions.  As a shareholder of another  investment  company, a fund would bear,  along with other  shareholders,  its pro rata  portion of the other investment company's expenses,  including advisory fees. These expenses would be in addition to the  management  fee that each fund bears  directly in connection with its own operations.

FUTURES AND OPTIONS

Each fund may enter  into  futures  contracts,  options  or  options  on futures contracts.  Futures  contracts provide for the sale by one party and purchase by another  party of a specific  security  at a  specified  future  time and price.
Generally, futures transactions will be used to:

o    protect against a decline in market value of the funds' securities  (taking a short futures position), or

o    protect  against the risk of an increase in market value for  securities in which  the fund  generally  invests  at a time  when the fund is not  fully invested (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may not be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified price on a specified date. The fund managers may engage in futures and options  transactions based on securities indices provided that the transactions are consistent with the fund's investment  objectives.  Examples of indices that may be used  include the Bond Buyer Index of  Municipal  Bonds for  fixed-income funds,  or the S&P 500 Index for equity  funds.  The  managers may engage in futures and options transactions based on specific securities. Futures contracts are traded on national  futures  exchanges.  Futures  exchanges  and trading are regulated  under the  Commodity  Exchange Act by the Commodity  Futures  Trading
Commission (CFTC), a U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of the fund's investment restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin accounts  generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income.  Subsequent  payments to and from the broker,  called variation margin,  will be made on a daily basis as the price of the underlying  security or index fluctuates,  making the future more or less  valuable,  a process  known as  marking  the  contract  to market.
Changes in  variation  margin are  recorded by the fund as  unrealized  gains or losses.  At any time prior to  expiration  of the future,  the fund may elect to close the  position by taking an opposite  position.  A final  determination  of variation  margin is then made;  additional  cash is  required  to be paid by or released to the fund, and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain risks. If the fund managers apply a hedge at an  inappropriate time or judge  interest rate or equity market  trends  incorrectly,  futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position  because of an illiquid  secondary  market.  Futures  contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers  consider it appropriate or desirable to do so. In the event of adverse  price  movements,  a fund would be  required  to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio  securities to meet daily margin  requirements at a time when the fund managers would not otherwise do so.
In addition,  a fund may be required to deliver or take delivery of  instruments underlying  futures  contracts it holds. The fund managers will seek to minimize these risks by limiting  the  contracts  entered  into on behalf of the funds to those traded on national  futures  exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Although  they do not  currently  intend to do so, the funds may write (or sell)
call options  that  obligate  them to sell (or deliver) the option's  underlying instrument  upon  exercise of the option.  While the receipt of option  premiums would  mitigate  the  effects of price  declines,  the funds  would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial  margin and option  premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total  assets.  To the extent  required by law, each
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Forward Currency Exchange Contracts

Each fund may purchase and sell  foreign  currency on a spot (i.e.,  cash) basis and may engage in forward  currency  contracts,  currency  options  and  futures transactions for hedging or any other lawful purpose. See DERIVATIVE SECURITIES, page 8.

The funds expect to use forward currency contracts under two circumstances:

(1)  When the fund managers are purchasing or selling a security  denominated in a  foreign  currency  and  wish to lock in the  U.S.  dollar  price of that security,  the fund managers would be able to enter into a forward currency contract to do so; or

(2)  When the fund managers believe the currency of a particular foreign country may suffer a substantial  decline against the U.S.  dollar, a fund would be able to enter into a forward currency contract to sell foreign currency for a fixed U.S.  dollar amount  approximating  the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

In the first  circumstance,  when a fund enters into a trade for the purchase or sale of a security  denominated  in a foreign  currency,  it may be desirable to establish (lock in) the U.S.  dollar cost or proceeds.  By entering into forward currency  contracts  in U.S.  dollars  for  the  purchase  or sale of a  foreign currency involved in an underlying security  transaction,  the fund will be able to protect  itself  against a possible loss between trade and  settlement  dates resulting from the adverse change in the  relationship  between the U.S.  dollar and the subject foreign currency.

In the second circumstance,  when the fund managers believe that the currency of a  particular  country  may suffer a  substantial  decline  relative to the U.S.
dollar, a fund could enter into a forward currency  contract to sell for a fixed dollar amount the amount in foreign  currencies  approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.  A fund will cover  outstanding  forward contracts by maintaining liquid portfolio  securities  denominated in, or whose value is tied to, the currency  underlying the forward  contract or the currency being hedged.
To the extent  that a fund is not able to cover its forward  currency  positions with  underlying  portfolio  securities,  the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate  amount of the fund's commitments under the forward currency contract.

The precise matching of forward currency  contracts in the amounts and values of securities involved generally would not be possible because the future values of foreign  currencies  will change due to market  movements in the values of those securities  between the date the forward  currency  contract is entered into and the  date  it  matures.  Predicting  short-term  currency  market  movements  is extremely  difficult,  and the  successful  execution  of a  short-term  hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts  on a regular  basis.  Normally,  consideration  of the  prospect  for currency parities will be incorporated into the long-term  investment  decisions made with  respect  to overall  diversification  strategies.  However,  the fund managers  believe that it is important  to have  flexibility  to enter into such forward currency  contracts when they determine that a fund's best interests may be served.

When the  forward  currency  contract  matures,  the fund  may  either  sell the portfolio  security and make delivery of the foreign currency,  or it may retain the security and  terminate the  obligation  to deliver the foreign  currency by purchasing an offsetting forward currency contract with the same currency trader that obligates the fund to purchase,  on the same maturity date, the same amount of the foreign currency.

It is  impossible  to  forecast  with  absolute  precision  the market  value of portfolio  securities  at the  expiration  of  the  forward  currency  contract.
Accordingly,  it may be  necessary  for a fund to  purchase  additional  foreign currency  on the spot  market  (and bear the  expense of such  purchase)  if the market  value of the  security is less than the amount of foreign  currency  the fund is  obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency that the fund is obligated to deliver.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the  following  policies  apply  at the  time a fund  enters  into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

FUNDAMENTAL INVESTMENT POLICIES

The funds' fundamental investment policies are set forth below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without  approval of a majority of the  outstanding  votes of shareholders of a fund, as determined in accordance with the Investment  Company
Act.

SUBJECT           POLICY

Senior Securities   A fund may not issue senior securities,  except as permitted under the Investment Company Act.

Borrowing           A fund  may  not  borrow  money,  except  for  temporary  or emergency  purposes (not for leveraging or investment) in an amount exceeding 33-1/3% of the fund's total assets.

Lending             A fund may not lend any  security or make any other loan if, as a result,  more than  33-1/3% of the fund's  total assets would be lent to  other  parties  except,  (i)  through  the
                    purchase  of  debt   securities  in   accordance   with  its
                    investment objectives,  policies and limitations, or (ii) by engaging in repurchase  agreements with respect to portfolio securities.

Real Estate         A fund may not purchase or sell real estate unless  acquired as a result of ownership of securities or other instruments.
                    This  policy  shall not  prevent a fund  from  investing  in securities  or other  instruments  backed by real  estate or securities  of  companies  that  deal in real  estate or are engaged in the real estate business.

Concentration       Large  Company  Value,  Value,  Small Cap  Value and  Equity
                    Income may not concentrate  their  investments in securities of issuers in a particular  industry  (other than securities issued or  guaranteed  by the U.S.  government or any of its
                    agencies  or   instrumentalities).   Equity   Index  may  be
                    concentrated to  the extent that the S&P 500  is
                    concentrated.

Underwriting        A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an  underwriter  within the meaning of the Securities Act of
                    1933 in the disposition of restricted securities.

Commodities         A fund may not purchase or sell physical  commodities unless acquired as a result of  ownership  of  securities  or other
                    instruments,   provided  that  this  limitation   shall  not
                    prohibit  the fund from  purchasing  or selling  options and futures  contracts or from  investing in securities or other instruments backed by physical commodities.

Control             A fund may not invest for  purposes  of  exercising  control over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from  or lend  money  to  other  ACIM-advised  funds  that  permit  these transactions.  All such transactions will be subject to the limits for borrowing and lending set forth  above.  The funds will borrow  money  through the program only  when the costs are  equal to or lower  than the costs of  short-term  bank loans.  Interfund loans and borrowings  normally extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the  returns  are higher than those  available  from other  short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest  rate if an interfund  loan is called or not renewed.
Any delay in  repayment  to a lending  fund  could  result in a lost  investment opportunity or additional borrowing costs.

For purposes of the  investment  restriction  relating to  concentration,  Large
Company Value, Value, Small Cap Value, Mid Cap Value and Equity Income shall not purchase any securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the  securities of one or more  issuers  conducting  their  principal  business  activities  in  the  same industry, provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government;  any state,  territory  or  possession  of the United
     States; the District of Columbia;  or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations;

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided  according to their services,  for example,  gas, gas  transmission,  electric and gas,  electric and telephone  will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

SUBJECT               POLICY

Leveraging          A fund may not purchase additional  investment securities at any time when outstanding  borrowings exceed 5% of the total assets of the fund.

Liquidity           A fund  may  not  purchase  any  security  or  enter  into a repurchase  agreement if, as a result,  more than 15% of its
                    net  assets  would  be  invested  in  illiquid   securities.
                    Illiquid   securities  include  repurchase   agreements  not
                    entitling  the holder to payment of  principal  and interest within  seven  days,  and  securities  that are  illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales         A fund may not sell  securities  short unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions
                    in  futures   contracts   and  options  are  not  deemed  to
                    constitute selling securities short.

Margin              A fund may not  purchase  securities  on  margin,  except to obtain  such  short-term  credits as are  necessary  for the clearance of transactions, and provided that margin payments in connection with futures  contracts and options on futures contracts  shall not  constitute  purchasing  securities  on margin.

Futures and         A fund may enter into  futures  contracts  and write and buy
 Options            put and call options relating to futures  contracts.  A fund may not, however,  enter into leveraged futures transactions if it would be possible for the fund to lose more money than it invested.

Issuers             A fund may invest a portion of its assets in the  securities
 with Limited       of issuers with limited  operating  histories.  An issuer is
 Operating          considered  to  have a  limited  operating  history  if that
 Histories          issuer has a record of less than three  years of  continuous
                    operation.   Periods  of  capital   formation,   incubation,
                    consolidations,   and  research  and   development   may  be
                    considered in determining  whether a particular issuer has a record of three years of continuous operation.  For purposes of this limitation,  "issuers" refers to operating companies that issue  securities  for the  purpose of issuing  debt or raising  capital  as a  means  of  financing  their  ongoing operations.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
funds'   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

TRANSACTIONS WITH SUBADVISOR AFFILIATES

As described in further detail under the section titled INVESTMENT ADVISOR, J.P.
Morgan Investment  Management Inc. (JPMIM) is subadvisor to the Real Estate Fund pursuant to an agreement with American Century Investment Management, Inc.

The subadvisor,  a wholly owned,  indirect subsidiary of J.P. Morgan Chase &
Co. (J.P. Morgan Chase) and a corporation  organized under the laws of the State of Delaware,  is a registered  investment adviser under the Investment  Advisers
Act of 1940, as amended.  The  subadvisor  is located at 522 Fifth  Avenue,  New
York, New York 10036.

J.P. Morgan Chase, a bank holding company  organized under the laws of the State of Delaware,  was formed from the merger of J.P.  Morgan & Co.  Incorporated with and into The Chase Manhattan Corporation.  J.P. Morgan Chase, together with its predecessors,  has been in the banking and investment  advisory business for over 100 years and today,  through  JPMIM and its other  subsidiaries  (such as,
Morgan  Guaranty  Trust  Company  of New York  [Morgan  Guaranty],  J.P.  Morgan
Securities  Inc.,  and J.P.  Morgan  Securities  Ltd.),  offers a wide  range of banking  and  investment  management  services to  governmental,  institutional, corporate and individual  clients.  These subsidiaries are hereafter referred to as Morgan affiliates.

J.P. Morgan Securities Inc. is a broker-dealer  registered with the SEC and is a member of the National  Association  of  Securities  Dealers.  It is active as a dealer in U.S.  government  securities  and an underwriter of and dealer in U.S.
government agency securities and money market instruments.

J.P. Morgan Securities Ltd. underwrites,  distributes,  and trades international securities, including Eurobonds, commercial paper, and foreign government bonds.
J. P. Morgan Chase issues commercial paper and long-term debt securities. Morgan
Guaranty and some of its  affiliates  issue  certificates  of deposit and create bankers' acceptances.  The Real Estate Fund will not invest in securities issued or created by a Morgan affiliate.

Certain  activities  of Morgan  affiliates  may  affect the Real  Estate  Fund's portfolio  or  the  markets  for  securities  in  which  the  fund  invests.  In particular,  activities of Morgan affiliates may affect the prices of securities held by the fund and the supply of issues  available  for  purchase by the fund.
Where a Morgan  affiliate  holds a large portion of a given issue,  the price at which that issue is traded may  influence  the price of similar  securities  the fund holds or is considering purchasing.

The  Real  Estate  Fund  will  not  purchase  securities  directly  from  Morgan affiliates,  and the size of Morgan affiliates' holdings may limit the selection of available  securities in a particular  maturity,  yield, or price range.  The fund will not execute any transactions  with Morgan affiliates and will use only unaffiliated  broker-dealers.  In  addition,  the  fund  will not  purchase  any securities of U.S.  government  agencies during the existence of an underwriting or selling group of which a Morgan  affiliate is a member,  except to the extent permitted by law.

The Real Estate Fund's ability to engage in transactions  with Morgan affiliates is  restricted by the SEC and the Federal  Reserve  Board.  In JPMIM's  opinion, these limitations  should not significantly  impair the fund's ability to pursue its investment objectives. However, there may be circumstances in which the fund is  disadvantaged  by these  limitations  compared to other  funds with  similar investment objectives that are not subject to these limitations.

In acting for its fiduciary accounts, including the Real Estate Fund, JPMIM will not discuss its  investment  decisions  or positions  with the  personnel of any
Morgan  affiliate.  JPMIM has  informed  the fund  that,  in  making  investment decisions,  it will not obtain or use material,  non-public  information  in the possession of any division or department of JPMIM or other Morgan affiliates.

The commercial  banking divisions of Morgan Guaranty and its affiliates may have deposit,  loan,  and other  commercial  banking  relationships  with  issuers of securities the Real Estate Fund purchases, including loans that may be repaid in whole or in part with the proceeds of securities  purchased by the fund.  Except as may be permitted by applicable law, the fund will not purchase  securities in any primary public offering when the prospectus discloses that the proceeds will be used to repay a loan from Morgan  Guaranty.  JPMIM will not cause the fund to make investments for the direct purpose of benefiting other commercial interests of Morgan affiliates at the fund's expense.

PORTFOLIO TURNOVER

The portfolio  turnover  rate of each fund is shown in the Financial  Highlights tables in that fund's Prospectus.

LARGE COMPANY VALUE

The fund managers of Large Company Value purchase  portfolio  securities  with a view to the long-term investment merits of each security and, consequently,  the fund may hold its investment securities for several years. However, the decision to  purchase  or sell any  security  is  ultimately  based upon the  anticipated contribution  of the security to the stated  objective of the fund.  In order to achieve  the  fund's  objective,  the fund  managers  may sell a given  security regardless of the time it has been held in the portfolio. Portfolio turnover may affect the character of capital gains  realized and  distributed by the fund, if any,  because  short-term  capital  gains are  taxable as  ordinary  income.  In addition,  the fund managers may sell some securities to realize losses that can be used to offset realized capital gains.  They will take such actions when they believe the tax benefits from realizing  losses offset the near-term  investment potential of the security.  Higher turnover would also generate  correspondingly higher brokerage commissions, which is a cost the fund pays directly.

OTHER FUNDS

The fund managers will purchase and sell securities  regardless of the length of time the  security has been held.  Accordingly,  the funds'  portfolio  turnover rates may be substantial.

The fund managers  intend to purchase a given security  whenever they believe it will  contribute  to the stated  objective  of a  particular  fund.  In order to achieve each fund's  investment  objectives,  the fund managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless  of the gain or loss  realized on the sale.  The  managers may sell a portfolio  security if they  believe  that the  security is not  fulfilling  its purpose  because,  among  other  things,  it did not  live  up to the  managers'
expectations,  because it may be replaced with another  security holding greater promise,  because it has reached its optimum  potential,  because of a change in the  circumstances  of a particular  company or industry or in general  economic conditions, or because of some combination of such reasons.

Because investment  decisions are based on a particular  security's  anticipated contribution to a fund's  investment  objective,  the managers  believe that the rate of portfolio turnover is irrelevant when they determine that a change is in order to pursue the fund's  investment  objective.  As a result, a fund's annual portfolio  turnover  rate cannot be  anticipated  and may be higher than that of other mutual funds with similar  investment  objectives.  Higher  turnover would generate  correspondingly  greater  brokerage  commissions,  which is a cost the funds pay directly.  Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because  short-term  capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low;  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

S&P 500 INDEX

The Equity Index fund seeks to achieve a 95% or better  correlation  between its total  return and the total  return of the  S&P  500 Index.  Correlation  is measured by comparing  the fund's  monthly total returns to those of the S&P
500 over the most recent 36-month period.

The fund is not sponsored,  endorsed,  sold or promoted by Standard & Poor's
(S&P),  a division  of The  McGraw-Hill  Companies,  Inc.  S&P  makes no representation or warranty, express or implied, to the owners of the fund or any member of the public  regarding  the  advisability  of investing  in  securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance.  S&P's only relationship to American
Century is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is  determined,  composed and  calculated by S&P without  regard  to the fund.  S&P  has no  obligation  to take the needs of
American  Century or the owners of the fund into  consideration  in determining, composing or calculating  the S&P 500 Index.  S&P is not responsible for and has not  participated in the  determination  of the prices and amount of the fund or the timing of the  issuance or sale of the fund or in the  determination or  calculation  of the equation by which the fund is to be converted into cash.
S&P has no obligation or liability in  connection  with the  administration, marketing or trading of the fund.

S&P does not guarantee the accuracy  and/or the  completeness of the S&P
500 Index or any data it includes and S&P  shall have no  liability  for any errors, omissions, or interruptions therein. S&P makes no warranty,  express or implied, as to the results to be obtained by the fund, owners of the fund, or any other  person or entity  from the use of the  S&P  500 Index or any data included therein. S&P makes no express or implied warranties,  and expressly disclaims all warranties of  merchantability or fitness for a particular purpose or use with  respect  to the  S&P  500 Index or any data  included  therein.
Without  limiting  any of the  foregoing,  in no event  shall  S&P  have any
liability  for  any  special,   punitive,   indirect  or  consequential  damages
(including lost profits), even if notified of the possibility of such damages.

In the  future,  the fund may select a  different  index if such a  standard  of comparison  is  deemed  to be  more  representative  of the  performance  of the securities the fund seeks to match.

TEMPORARY DEFENSIVE MEASURES

For temporary  defensive  purposes,  each fund may invest in securities that may not fit its  investment  objective  or its  stated  market.  During a  temporary defensive  period,  the fund may direct its assets to the  following  investment vehicles:

o    interest-bearing bank accounts or certificates of deposit

o    U.S. government securities and repurchase agreements collateralized by U.S.
     government securities

o    other money market funds

To the extent a fund assumes a defensive  position,  it will not be pursuing its investment objective.

MANAGEMENT

The individuals  listed below serve as directors or officers of the funds.  Each director  serves until his or her  successor  is duly  elected and  qualified or until he or she retires.  Mandatory retirement age for independent  directors is
75;  the  remaining  independent  directors  may  waive  this  requirement  on a case-by-case  basis.  Those  listed as  interested  directors  are  "interested"
primarily  by  virtue  of their  engagement  as  officers  of  American  Century
Companies,  Inc. (ACC) or its  wholly-owned  subsidiaries,  including the funds'
investment  adviser,  American Century Investment  Management,  Inc. (ACIM); the
funds' principal underwriter, American Century Investment Services, Inc. (ACIS);
and the funds' transfer agent, American Century Services Corporation (ACSC).

The other directors, (more than two-thirds of the total number) are independent;
that is, they are not  employees or officers of, and have no financial  interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS and ACSC.

All persons named as officers of the funds also serve in similar  capacities for other funds  advised by ACIM.  Only officers  with  policy-making  functions are listed.  No officer is  compensated  for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                                               IN FUND    OTHER
                         POSITION(S)   LENGTH                                  COMPLEX    DIRECTOR-
                         HELD          OF TIME                                 OVERSEEN   SHIPS
                         WITH          SERVED   PRINCIPAL OCCUPATION(S)        BY         HELD BY
NAME, ADDRESS(AGE)       FUND          (YEARS)  DURING PAST 5 YEARS            DIRECTOR   DIRECTOR

----------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS

James E. Stowers, Jr.(1) Director,      45      Chairman, Director and         41         None
4500 Main Street         Chairman               controlling shareholder, ACC
Kansas City, MO 64111    of the                 Chairman, ACSC and
(80)                     Board                  other ACC subsidiaries
                                                Director, ACIM, ACSC and
                                                other ACC subsidiaries

James E. Stowers III(1)  Director,      13      Co-Chairman, ACC               41         None
4500 Main Street         Chairman               (September 2000 to present)
Kansas City, MO 64111    of the                 Chief Executive Officer, ACC
(45)                     Board                  (June 1996 to September 2000)
                                                Director, ACC, ACIM, ACSC
                                                and other ACC subsidiaries

--------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Thomas A. Brown          Director       23      Strategic Account              41         None
4500 Main Street                                Implementation Manager,
Kansas City, MO 64111                           Applied Industrial
(64)                                            Technologies, Inc.,
                                                a corporation engaged in
                                                the sale of bearings and
                                                power transmission products

Robert W. Doering, M.D.  Director        2      Retired, formerly a            41         None
4500 Main Street         Emeritus(2)            general surgeon
Kansas City, MO 64111
(71)

Andrea C. Hall, Ph.D.    Director        6      Senior Vice President,         41         Director,
4500 Main Street                                Midwest Research Institute                Midwest
Kansas City, Mo 64111                                                                     Research
(59)                                                                                      Institute

(1)  JAMES E. STOWERS, JR. IS THE FATHER OF JAMES E. STOWERS III.

(2)  DR. ROBERT DOERING RESIGNED AS A FULL-TIME DIRECTOR,  EFFECTIVE NOVEMBER 5,
     2001, AFTER SERVING IN SUCH CAPACITY FOR 33 YEARS. DR. DOERING CONTINUES TO
     SERVE THE BOARD IN AN ADVISORY CAPACITY.  HIS POSITION AS DIRECTOR EMERITUS
     IS AN ADVISORY  POSITION AND INVOLVES  ATTENDANCE  AT ONE BOARD MEETING PER
     YEAR TO REVIEW  PRIOR  YEAR-END  RESULTS  FOR THE FUNDS.  HE  RECEIVES  ALL
     REGULAR  BOARD   COMMUNICATIONS,   INCLUDING  MONTHLY  MAILINGS,   INDUSTRY
     NEWSLETTERS,  EMAIL  COMMUNICATIONS,   AND  COMPANY  INFORMATION,  BUT  NOT
     QUARTERLY BOARD AND COMMITTEE  MATERIALS  RELATING TO MEETINGS THAT HE DOES
     NOT ATTEND. DR. DOERING IS NOT A DIRECTOR OR A MEMBER OF THE BOARD, AND HAS
     NO VOTING POWER RELATING TO FUND OPERATIONS. HE IS NOT AN INTERESTED PERSON
     OF THE FUNDS OR ACIM.  HE  RECEIVES  AN ANNUAL  STIPEND  OF $2,500  FOR HIS
     SERVICES.

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                                               IN FUND     OTHER
                         POSITION(S)   LENGTH                                  COMPLEX     DIRECTOR-
                         HELD          OF TIME                                 OVERSEEN    SHIPS
                         WITH          SERVED   PRINCIPAL OCCUPATION(S)        BY          HELD BY
NAME, ADDRESS (AGE)      FUND          (YEARS)  DURING PAST 5 YEARS            DIRECTOR    DIRECTOR

D.D. (Del) Hock          Director        7      Retired, formerly Chairman,    41          Director,
4500 Main Street                                Public Service Company                     Allied
Kansas City, MO 64111                           of Colorado                                Motion
(69)                                                                                       Technologies,
                                                                                           Inc. and J.D.
                                                                                           Edwards & Company

Donald H. Pratt          Director,       8      Chairman,                      41          Director, Butler
4500 Main Street         Vice                   Western Investments, Inc.                  Manufacturing
Kansas City, Mo 64111    Chairman               Retired Chairman of the Board,             Company
(66)                     of the                 Butler Manufacturing Company               Director, Atlas-Copco,
                         Board                                                             North America Inc.

Gale E. Sayers           Director        3      President, Chief Executive     41          None
4500 Main Street                                Officer and Founder,
Kansas City, MO 64111                           Sayers Computer Source
(60)

M. Jeannine Strandjord   Director        9      Senior Vice President,         41          Director, DST
4500 Main Street                                Chief Integration Officer                  Systems, Inc.
Kansas City, Mo 64111                           Sprint Corporation                         Director, Euronet
(58)                                            (September 2003 to Present)                Worldwide
                                                Senior Vice President- Financial Services
                                                Sprint Corporation
                                                (January 2003 to September 2003)
                                                Senior Vice President-Finance,
                                                Global Markets Group
                                                Sprint Corporation
                                                (November 1998 to January 2003)

Timothy S. Webster        Director       2      President and Chief            41          None
4500 Main Street                                Executive Officer,
Kansas City, MO 64111                           American Italian Pasta
(42)                                            Company

-------------------------------------------------------------------------------------------------------------
Officers
-------------------------------------------------------------------------------------------------------------
William M. Lyons          President      3      Chief Executive Officer, ACC   Not         Not
4500 Main St.                                   and other ACC subsidiaries     applicable  applicable
Kansas City, MO 64111                           (September 2000 to present)
(48)                                            President, ACC
                                                (June 1997 to present)
                                                President, ACIM
                                                (September 2002 to present)
                                                President, ACIS
                                                (July 2003 to present)
                                                Chief Operating Officer, ACC
                                                (June 1996 to September 2000)
                                                Also serves as: Executive Vice
                                                President, ACSC
                                                and other ACC subsidiaries

Robert T. Jackson         Executive      8      Chief Administrative Officer,  Not         Not
4500 Main St.             Vice                  ACC (August 1997 to present)   applicable  applicable
Kansas City, MO 64111     President             Chief Financial Officer, ACC
(58)                                            (May 1995 to October 2002)
                                                President, ACSC
                                                (January 1999 to present)
                                                Executive Vice President,
                                                ACC (May 1995 to present)
                                                Also serves as: Executive
                                                Vice President and Chief
                                                Financial Officer, ACIM, ACIS
                                                and other ACC subsidiaries

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                                                               IN FUND     OTHER
                         POSITION(S)   LENGTH                                  COMPLEX     DIRECTOR-
                         HELD          OF TIME                                 OVERSEEN    SHIPS
                         WITH          SERVED   PRINCIPAL OCCUPATION(S)        BY          HELD BY
NAME, ADDRESS (AGE)      FUND          (YEARS)  DURING PAST 5 YEARS            DIRECTOR    DIRECTOR

Maryanne Roepke, CPA     Senior          3      Senior Vice President (April   Not         Not
4500 Main St.            Vice                   1998 to present) and           applicable  applicable
Kansas City, MO 64111    President,             Assistant Treasurer (September
(48)                     Treasurer              1985 to present), ACSC
                         and Chief
                         Accounting
                         Officer

David C. Tucker          Senior          3      Senior Vice President, ACIM,   Not         Not
4500 Main St.            Vice                   ACIS, ACSC and other ACC       applicable  applicable
Kansas City, MO 64111    President              subsidiaries
(45)                     and                    (June 1998 to present)
                         General                General Counsel, ACC, ACIM,
                         Counsel                ACIS, ACSC and other
                                                ACC subsidiaries
                                                (June 1998 to present)

Robert Leach             Controller      6      Vice President, ACSC           Not         Not
4500 Main St.                                   (February 2000 to present)     applicable  applicable
Kansas City, MO 64111                           Controller-Fund Accounting,
(37)                                            ACSC (June 1997 to present)

Jon Zindel               Tax Officer     6      Vice President, Corporate Tax, Not         Not
4500 Main St.                                   ACSC (April 1998 to present)   applicable  applicable
Kansas City, MO 64111                           Vice President, ACIM, ACIS and
(36)                                            other ACC subsidiaries
                                                (April 1999 to present)
                                                President, American Century
                                                Employee Benefit Services, Inc.
                                                (January 2000 to December 2000)
                                                Treasurer, American Century
                                                Employee Benefit Services, Inc.
                                                (December 2000 to present)
                                                Treasurer, American Century
                                                Ventures, Inc.
                                                (December 1999 to present)

On December 23, 1999, American Century Services  Corporation (ACSC) entered into an agreement  with DST Systems,  Inc.  (DST) under which DST would  provide back office software for transfer agency services  provided by ACSC (the  Agreement).
For its software, ACSC pays DST fees based in part on the number of accounts and the  number  and type of  transactions  processed  for those  accounts.  Through
December 31,  2003,  DST  received $x in fees from ACSC.  DST's  revenue for the calendar year ended December 31, 2003, was approximately $2.38 billion.

Ms.  Strandjord is a director of DST and a holder of 26,491 shares and possesses options to acquire an additional  55,890 shares of DST common stock,  the sum of which is less than one percent  (1%) of the shares  outstanding.  Because of her official  duties as a director  of DST,  she may be deemed to have an  "indirect interest" in the Agreement. However, the Board of Directors of the funds was not required to nor did it approve or disapprove the Agreement,  since the provision of the services  covered by the Agreement is within the  discretion of ACSC. DST was chosen by ACSC for its  industry-leading  role in  providing  cost-effective back office  support for mutual fund service  providers such as ACSC. DST is the largest mutual fund transfer  agent,  servicing more than 75 million mutual fund accounts on its shareholder  recordkeeping  system.  Ms.  Strandjord's role as a director of DST was not considered by ACSC; she was not involved in any way with the  negotiations  between  ACSC and DST; and her status as a director of either
DST or the funds was not a factor in the negotiations. The Board of Directors of the funds and Bryan Cave LLP, counsel to the independent directors of the funds, have  concluded  that  the  existence  of this  Agreement  does not  impair  Ms.
Strandjord's  ability to serve as an  independent  director under the Investment
Company Act.

THE BOARD OF DIRECTORS

The Board of Directors  oversees the  management of the funds and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the directors may adopt bylaws  providing for the  regulation  and management of the  affairs of the funds and may amend and repeal  them to the extent that such bylaws  do not  reserve  that  right  to the  funds'  investors.  They  may fill vacancies  in or reduce  the number of board  members,  and may elect and remove
such  officers  and  appoint  and   terminate   such  agents  as  they  consider
appropriate.  They may appoint from their own number and establish and terminate one or more committees  consisting of two or more directors who may exercise the powers and  authority of the board to the extent that the  directors  determine.
They may, in general,  delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any  custodian,  transfer or  investor  servicing  agent,  or principal  underwriter.  Any determination as to what is in the interests of the funds made by the directors in good faith shall be conclusive.

Although  the Board of  Directors  does not manage  the funds,  it has hired the advisor to do so. The directors,  in carrying out their fiduciary duty under the
Investment  Company Act of 1940, are  responsible for approving new and existing management contracts with the funds' advisor.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Directors  oversees each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the  fund's  investment  management  agreement.  ACIM  provides  the board  with monthly,  quarterly,  and annual analyses of ACIM's performance in the following areas:

o    Investment performance of the funds (short-, medium- and long-term);

o    Management of brokerage commission and trading costs (equity funds only);

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities);

o    Leaders  of each  fund's  portfolio  management  team  meet  with the board periodically to discuss the management and performance of the fund.

When considering  whether to renew an investment  advisory  contract,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the fund's assets managed by the adviser and the fair market  value of the services  provided.  To assess these factors,  the board reviews both ACIM's performance and that of its peers, as reported by independent  gathering  services such as Lipper Analytical
Services (for fund  performance  and expenses) and National  Quality Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue  to ACIM or its  affiliates  from  its  relationship  with  the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant,  and the adviser's control of the investment  expenses of the fund, such as transaction  costs,  including ways in which portfolio  transactions for the fund are conducted and brokers are selected.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

The board considered the level of ACIM's profits in respect to the management of the American  Century family of funds,  including the  profitability of managing each fund.  The board  conducted an extensive  review of ACIM's  methodology  in allocating  costs to the management of each fund.  The board  concluded that the cost  allocation  methodology  employed  by ACIM has a  reasonable  basis and is appropriate in light of all of the  circumstances.  They  considered the profits realized by ACIM in  connection  with the operation of each fund and whether the amount of profit is a fair  entrepreneurial  profit for the  management  of each fund.  The board  also  considered  ACIM's  profit  margins in  comparison  with available industry data, both accounting for and excluding marketing expenses.

Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including the  independent  directors, concluded  that the existing  management  fee structures are fair and reasonable and that the existing investment management contracts should be continued.

COMMITTEES

The board has four  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The director first named serves as chairman of the committee.

                                                                              NUMBER OF
                                                                              MEETINGS HELD
                                                                              DURING LAST
COMMITTEE        MEMBERS                 FUNCTION                             FISCAL YEAR

Executive        James E. Stowers, Jr.   The  Executive  Committee  performs      0
                 James E. Stowers III    the   functions  of  the  Board  of
                 Donald H. Pratt         Directors  between Board  meetings,
                                         subject to the  limitations  on its
                                         power  set  out  in  the   Maryland
                                         General Corporation Law, and except
                                         for   matters   required   by   the
                                         Investment  Company Act to be acted
                                         upon by the whole Board.

Compliance       Andrea C. Hall, PhD     The  Compliance   and   Shareholder      3
and Shareholder  Thomas A. Brown         Communications   Committee  reviews
Communications   Gale E. Sayers          the    results    of   the   funds'
                 Timothy S. Webster      compliance testing program, reviews
                                         quarterly    reports    from    the
                                         Communications advisor to the Board
                                         regarding    various     compliance
                                         matters    and     monitors     the
                                         implementation  of the funds'  Code
                                         of    Ethics,     including     any
                                         violations.

Audit            D.D. (Del) Hock         The Audit Committee  recommends the     3
                 Donald H. Pratt         engagement     of    the     funds'
                 M. Jeannine Strandjord  independent  auditors  and oversees
                                         its   activities.   The   Committee
                                         receives reports from the advisor's
                                         Internal Audit Department, which is
                                         accountable to the  Committee.  The
                                         Committee  also receives  reporting
                                         about compliance  matters affecting
                                         the funds.

Governance       Donald H. Pratt         The  Board   Governance   Committee      0
                 M. Jeannine Strandjord  primarily  considers and recommends
                 Thomas A. Brown         individuals   for   nomination   as
                                         directors.  The names of  potential
                                         director  candidates are drawn from
                                         a  number  of  sources,   including
                                         recommendations from members of the
                                         Board, management and shareholders.
                                         This  committee  also  reviews  and
                                         makes  recommendations to the Board
                                         with respect to the  composition of
                                         Board    committees    and    other
                                         Board-related  matters,   including
                                         its       organization,       size,
                                         composition,      responsibilities,
                                         functions  and  compensation.   The
                                         Governance   Committee   does   not
                                         currently  have a policy  regarding
                                         whether it will  consider  nominees
                                         recommended by shareholders.

Fund             Donald H. Pratt         The   Fund    Performance    Review      0
Performance      D.D. (Del) Hock         Committee   reviews  quarterly  the
Review           Thomas A. Brown         investment      activities      and
                 Andrea C. Hall, PhD     strategies   used  to  manage  fund
                 M. Jeannine Strandjord  assets.  The  committee   regularly
                 Timothy S. Webster      receives   reports  from  portfolio
                 Gale E. Sayers          managers   and   other   investment
                                         personnel   concerning  the  funds'
                                         investments.

COMPENSATION OF DIRECTORS

The directors serve as directors for five American Century investment companies.
Each  director  who is not an  interested  person as defined  in the  Investment
Company Act  receives  compensation  for service as a member of the board of all five such  companies  based on a schedule  that takes into account the number of meetings  attended  and the assets of the funds for which the meetings are held.
These fees and expenses are divided among the five investment  companies  based, in part,  upon their  relative  net  assets.  Under the terms of the  management agreement with the advisor,  the funds are  responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the five investment  companies  served by the board to each  director  who is not an  interested  person as defined  in the  Investment
Company Act.

AGGREGATE DIRECTOR COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2003

                              TOTAL                      TOTAL COMPENSATION
                              COMPENSATION               FROM THE
                              FROM THE                   AMERICAN CENTURY
NAME OF DIRECTOR              FUNDS(1)                   FAMILY OF FUNDS(2)

Thomas A. Brown                 $8,631                      $73,250

Robert W. Doering, M.D.           $253                       $2,500

Andrea C. Hall, Ph.D.           $8,888                      $75,500

D.D. (Del) Hock                 $8,701                      $74,000

Donald H. Pratt                 $8,888                      $75,500

Gale E. Sayers                  $8,474                      $72,000

M. Jeannine Strandjord          $8,474                      $72,000

Timothy S. Webster              $8,444                      $71,750

(1)  INCLUDES  COMPENSATION  PAID TO THE DIRECTORS  DURING THE FISCAL YEAR ENDED
     MARCH 31, 2003, AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF THE
     DIRECTORS UNDER THE AMERICAN CENTURY MUTUAL FUNDS'  INDEPENDENT  DIRECTORS'
     DEFERRED COMPENSATION PLAN.

(2)  INCLUDES  COMPENSATION  PAID BY THE FIVE INVESTMENT  COMPANY MEMBERS OF THE
     AMERICAN  CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS:  MR.
     BROWN,  $17,317;  DR. HALL, $67,000;  MR. HOCK,  $67,000;  AND MR. WEBSTER,
     $34,917.

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent directors may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as directors of the funds.

All  deferred  fees are  credited to an account  established  in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the director.  The account balance  continues to fluctuate in accordance  with the  performance  of the selected fund or funds until  final  payment of all  amounts  credited to the  account.  Directors  are allowed to change their designation of mutual funds from time to time.

No deferred fees are payable until such time as a director  resigns,  retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily funded their  obligations.  The rights of directors to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred fees were paid to any director under the plan during the fiscal year ended March 31, 2003.

OWNERSHIP OF FUND SHARES

The directors owned shares in the funds as of December 31, 2003, as shown in the table below.  Because Mid Cap Value was not in operation as of the calendar year end, it is not included in the table below.

                                                    NAME OF DIRECTORS

                               JAMES E.      JAMES E.   THOMAS A.  ROBERT W.   ANDREA C.
                             STOWERS, JR.  STOWERS III    BROWN     DOERING   HALL, PH.D.
------------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY
  SECURITIES IN THE FUNDS:

   Large Company Value Fund               Info to come

   Value Fund

   Small Cap Value Fund

   Equity Income Fund

   Equity Index Fund

   Real Estate Fund

AGGREGATE DOLLAR RANGE
  OF EQUITY

SECURITIES IN ALL REGISTERED
  INVESTMENT

COMPANIES OVERSEEN BY
  DIRECTOR IN

FAMILY OF INVESTMENT
  COMPANIES

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

                                                  NAME OF DIRECTORS

                                  D.D. (DEL)   DONALD   GALE E.  M. JEANNINE   TIMOTHY
                                    HOCK      H. PRATT  SAYERS   STRANDJORD    WEBSTER
---------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY
SECURITIES IN THE FUNDS:

   Large Company Value Fund               Info to come

   Value Fund

   Small Cap Value Fund

   Equity Income Fund

   Equity Index Fund

   Real Estate Fund

AGGREGATE DOLLAR RANGE OF EQUITY

SECURITIES IN ALL REGISTERED
  INVESTMENT

COMPANIES OVERSEEN BY
  DIRECTOR IN

FAMILY OF INVESTMENT
  COMPANIES

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE
THAN $100,000

CODES OF ETHICS

The funds, their investment advisor,  principal  underwriter and subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment Company Act and these codes of ethics permit  personnel  subject to the codes to invest in securities, including  securities that may be purchased or held by the funds,  provided that they first obtain approval from the  appropriate  compliance  department  before making such investments.

PROXY VOTING GUIDELINES

The Advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the Advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The Advisor attempts to consider all factors of its vote  that  could  affect  the  value of the  investment.  The  funds'  Board of
Directors  has approved the  Advisor's  Proxy  Voting  Guidelines  to govern the
Advisor's proxy voting activities.

The  Advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the
Advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o  Election of Directors

o  Ratification of Selection of Auditors

o  Equity-Based Compensation Plans

o  Anti-Takeover Proposals

   =  Cumulative Voting

   =  Staggered Boards

   =  "Blank Check" Preferred Stock

   =  Elimination of Preemptive Rights

   =  Non-targeted Share Repurchase

   =  Increase in Authorized Common Stock

   =  "Supermajority" Voting Provisions or Super Voting Share Classes

   =  "Fair Price" Amendments

   =  Limiting the Right to Call Special Shareholder Meetings

   =  Poison Pills or Shareholder Rights Plans

   =  Golden Parachutes

   =  Reincorporation

   =  Confidential Voting

   =  Opting In or Out of State Takeover Laws

o  Shareholder Proposals Involving Social, Moral or Ethical Matters

o  Anti-Greenmail Proposals

o  Changes to Indemnification Provisions

o  Non-Stock Incentive Plans

o  Director Tenure

o  Directors' Stock Options Plans

o  Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  Advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  Advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the  Advisor's  Proxy Voting  Guidelines  are  available on the funds'
website at www.americancentury.com.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of March 1, 2004, the following companies were the record owners of more than
5% of the outstanding shares of any class of the funds.

                                                     PERCENTAGE OF
FUND/CLASS  SHAREHOLDER                              OUTSTANDING SHARES OWNED

LARGE COMPANY VALUE

   Investor
            Saxon & Co                                     x%
            Philadelphia, Pennsylvania

   Institutional
            JPMorgan Chase Bank                            x%
            F/B/O InterPublic 401K
            Moderate Smart Mix Portfolio
            Brooklyn, New York

            JPMorgan Chase Bank                            x%
            F/B/O Interpublic 401K
            Aggressive Smart Mix Portfolio
            Brooklyn, New York

            Saint Luke's Hospital Foundation Inc           x%
            Kansas City, Missouri

            JPMorgan Chase Bank                            x%
            F/B/O Interpublic 401K
            Conservative Smart Mix Portfolio
            Brooklyn, New York

   Advisor
            Charles Schwab & Co., Inc.                     x%
            San Francisco, California

            Nationwide Insurance Co. Trust                 x%
            Columbus, Ohio

            Circle Trust Company Custodian                 x%
            Broulim's Supermarkets Inc. 401K
            Retirement Plan
            Stamford, Connecticut

   A
            Charles Schwab & Co., Inc.                     x%
            San Francisco, California

   B
            None

   C
            MLPF&S, Inc.                                   x%
            Jacksonville, Florida

            Pershing LLC                                   x%
            Jersey City, New Jersey

VALUE

   Investor
            The Guardian Insurance & Annuity Co.           x%
            Bethlehem, Pennsylvania

                                                     PERCENTAGE OF
FUND/CLASS    SHAREHOLDER                            OUTSTANDING SHARES OWNED

VALUE

   Institutional

            Chase Manhattan Bank NA TR                     x%
            Robert Bosch Corporation
            New Star Plan & Trust
            New York, New York

            Wells Fargo Bank MN NA                         x%
            FBO WF Financial
            Thrift & Profit Sharing Plan
            Minneapolis, Minnesota

            Nationwide Insurance Company QPVA              x%
            Columbus, Ohio

            Trustees of American Century P/S &             x%
            401(k) Savings Plan & Trust
            Kansas City, Missouri

            The Chase Manhattan Bank NA TR                 x%
            Winnebago Industries, Inc. P/S
            Deferred Savings Invest Plan
            New York, New York

            American Century Investment                    x%
            Management, Inc.
            Kansas City, Missouri

            The Chase Manhattan Bank NA TR                 x%
            Huntsman Corp Salary Deferral
            Plan & Trust
            New York, New York

   Advisor
            Principal Life Insurance Co.                   x%
            Des Moines, Iowa

            James B. Anderson TR                           x%
            American Chamber
            of Commerce Executives
            Amended and Restated
            401(k) Plan & Trust
            Springfield, Missouri

   A
            Charles Schwab & Co., Inc.                     x%
            San Francisco, California

   B
            American Enterprises Investment Services       x%
            Minneapolis, Minnesota

   C
               None

SMALL CAP VALUE

   Investor
            Charles Schwab & Co., Inc.                     x%
            San Francisco, California

            National Financial Services, Corp.             x%
            New York, New York

            Delaware Charter Guarantee & Trust Co. Cust    x%
            FBO Principal Financial Group
            Des Moines, Iowa

                                                     PERCENTAGE OF
FUND/CLASS    SHAREHOLDER                            OUTSTANDING SHARES OWNED

SMALL CAP VALUE

   Institutional
            Fidelity FIIOC TR                              x%
            Covington, Kentucky

            JP Morgan Chase & Co. TR                       x%
            Marconi USA Wealth Accumulation
            Plan Trust
            New York, New York

            Charles Schwab & Co., Inc.                     x%
            San Francisco, California

            Chase Manhattan Bank Trustee                   x%
            The BOC Group Inc. Savings
            Investment Plan Trust
            New York, New York

            Trustees of American Century                   x%
            P/S and 401(k) Savings Plan & Trust
            Kansas City, Missouri

            Chase Manhattan Bank NA TTEE                   x%
            The Reynolds & Reynolds Co.
            401k Savings Plan Trust
            New York, New York

   Advisor
            Principal Life Insurance Co.                   x%
            Des Moines, Iowa

            M L P F & S                                    x%
            Jacksonville, Florida

            Nationwide Trust Co. FSB                       x%
            Columbus, Ohio

            Saxon & Co                                     x%
            Philadelphia, Pennsylvania

   C
            None
--------------------------------------------------------------------------------

MID CAP VALUE

   Investor

         None

EQUITY INCOME

   Investor

            Charles Schwab & Co., Inc.                     x%
            San Francisco, California

            National Financial Services Corp.              x%
            New York, New York

   Institutional
            JP Morgan Chase & Co. TR                       x%
            Marconi USA Wealth Accumulation
            Plan Trust
            New York, New York

            Fidelity FIIOC TR                              x%
            Covington, Kentucky

            Chase Manhattan Bank Trustee                   x%
            Hayes Lemmerz International Inc.
            Retirement Savings Plan Trust
            Brooklyn, New York

            UBATCO & Co.                                   x%
            FBO College Savings Plan of NE
            Lincoln, Nebraska

            Trustees of American Century Profit Sharing    x%
            and 401(k) Savings Plan and Trust
            Kansas City, Missouri
--------------------------------------------------------------------------------

                                                     PERCENTAGE OF
FUND/CLASS    SHAREHOLDER                            OUTSTANDING SHARES OWNED

EQUITY INCOME

   Institutional
            NaBank & Co.                                   x%
            Tulsa, Oklahoma

            Rockhurst University Endowment Fund            x%
            Kansas City, Missouri
   Advisor

            Charles Schwab & Co., Inc.                     x%
            San Francisco, California

            M L P F & S                                    x%
            Jacksonville, Florida

            Delaware Charter Guarantee & Trust             x%
            FBO Principal Financial Group
            Des Moines, Iowa

            Saxon & Co.                                    x%
            FBO VI Omnibus Acct
            Philadelphia, Pennsylvania

            National Financial Services, LLC               x%
            New York, New York

   C
            None

EQUITY INDEX

   Investor
            JP Morgan Chase Bank                           x%
            Trustee Magnetek Flexcare Plus
            Retirement Savings Plan
            New York, New York

   Institutional

            Procter & Gamble Trustee                       x%
            Procter & Gamble PS and Empl Stock
            Ownership Plan Core Fund
            Cincinnati, Ohio

            The Chase Manhattan Bank Trustee               x%
            The Procter & Gamble Subsidiaries
            Savings Plan Core Fund
            New York, New York

            UMB Bank NA TR                                 x%
            Newell Rubbermaid 401K
            Savings Plan and Trust
            Kansas City, Missouri

            The Chase Manhattan Bank NA TR                 x%
            Robert Bosch Corporation
            New Star Plan & Trust
            New York, New York
--------------------------------------------------------------------------------

REAL ESTATE

   Investor

            Charles Schwab & Co., Inc.                     x%
            San Francisco, California
--------------------------------------------------------------------------------

                                                     PERCENTAGE OF
FUND/CLASS   SHAREHOLDER                             OUTSTANDING SHARES OWNED

REAL ESTATE

   Institutional

            Fidelity FIIOC TR                              x%
            Covington, Kentucky

            State Street Bank & Trust Co TTEE              x%
            FBO Towers Perrin Deferred PSP
            Westwood, Massachusetts

            Charles Schwab & Co., Inc.                     x%
            San Francisco, California

            Trustees of American Century                   x%
            Profit Sharing and 401(k)
            Savings Plan and Trust
            Kansas City, Missouri

   Advisor
            Orchard Trust Company Custodian                x%
            FBO TTEE/cust Clients
            Englewood, Colorado

            Charles Schwab & Co., Inc.                     x%
            San Francisco, California

            Great West Life & Annuity                      x%
            Insurance Co.
            Englewood, Colorado

            The Guardian Insurance & Annuity Co. Inc.      x%
            Bethlehem, Pennsylvania

            Nationwide Trust Co. FSB                       x%
            Columbus, Ohio
--------------------------------------------------------------------------------

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than 5% of a fund's  outstanding  shares.  The funds are unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting securities of American Century Capital Portfolios, Inc. As of March 1, 2004, the
officers and directors of the funds, as a group,  own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the funds have hired a number of service  providers.  Each  service  provider  has a specific function to fill on behalf of the funds that is described below.  ACIM,
ACSC and ACIS are wholly owned by ACC. James E. Stowers,  Jr.,  Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor for each of the funds.  A  description  of the  responsibilities  of the advisor appears in each Prospectus under the heading MANAGEMENT.

For the services provided to each fund, the advisor receives a monthly fee based on a percentage of the average net assets of the funds as follows:

FUND                    CLASS                     PERCENTAGE OF NET ASSETS

LARGE COMPANY VALUE     Investor, A, B, C and R   0.90% of first $1 billion
                                                  0.80% of the next $4 billion
                                                  0.70% over $5 billion
                        Institutional             0.70% of first $1 billion
                                                  0.60% of the next $4 billion
                                                  0.50% over $5 billion
                        Advisor                   0.65% of first $1 billion
                                                  0.55% of the next $4 billion
                                                  0.45% over $5 billion
VALUE                   Investor, A, B and C      1.00% of the first $6 billion
                                                  0.95% over $6 billion
                        Institutional             0.80% of the first $6 billion
                                                  0.75% over $6 billion
                        Advisor                   0.75% of the first $6 billion
                                                  0.70% over $6 billion
SMALL CAP VALUE         Investor and C            1.25%
                        Institutional             1.05%
                        Advisor                   1.00%
MID CAP VALUE           Investor                  1.00%
EQUITY INCOME           Investor, C and R         1.00%
                        Institutional             0.80%
                        Advisor                   0.75%
EQUITY INDEX            Investor                  0.49%
                        Institutional             0.29%
REAL ESTATE             Investor                  1.20% of first $100 million
                                                  1.15% over $100 million
                        Institutional             1.00% of first $100 million
                                                  0.95% over $100 million
                        Advisor                   0.95% of first $100 million
                                                  0.90% over $100 million

On the first  business day of each month,  the funds pay a management fee to the advisor for the previous  month at the specified  rate. The fee for the previous month  is  calculated  by  multiplying  the  applicable  fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month.  This number is then  multiplied by a fraction,  the numerator  being the number of days in the previous month and the denominator  being 365 (366 in leap years).

The management  agreement between the corporation and the advisor shall continue in effect until the earlier of the  expiration of two years from the date of its execution  or  until  the  first  meeting  of fund  shareholders  following  its execution,  whichever comes first. The agreement will be in effect after that as long as it is specifically approved, at least annually, by

(1)  the funds' Board of  Directors,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act) and

(2)  the vote of a majority of the directors of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on this approval.

The management agreement states that the funds' Board of Directors or a majority of outstanding votes may terminate the management  agreement at any time without payment of any penalty on 60 days' written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties. The management agreement also provides that the advisor and its officers,  directors and  employees  may engage in other  business,  render  services to others,  and devote  time and  attention  to any other  business,  whether  of a  similar  or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation  provides the best  execution for the funds.  The Board of Directors has  approved  the policy of the  advisor  with  respect to the  aggregation  of portfolio transactions.  Where portfolio transactions have been aggregated,  the funds  participate  at the  average  share  price for all  transactions  in that security on a given day and allocate  transaction costs on a pro rata basis. The advisor  will not  aggregate  portfolio  transactions  of the  funds  unless  it believes such  aggregation is consistent with its duty to seek best execution on behalf  of the  funds and the terms of the  management  agreement.  The  advisor receives  no  additional  compensation  or  remuneration  as a  result  of  such aggregation.

Unified  management  fees incurred by each fund by class for the fiscal  periods ended  March 31,  2003,  2002 and 2001 are  indicated  in the  following  table.
Because  Mid Cap Value and the R Class  were not in  operation  as of the fiscal year end, they are not included in the table below.

UNIFIED MANAGEMENT FEES

FUND/CLASS                     2003                 2002               2001

------------------------------------------------------------------------------
Large Company Value

   Investor                  $875,313            $401,940             $131,814
   Institutional              $48,499              $3,574(1)               N/A
   Advisor                     $1,584                $775                 $331
   A                           $3,066(2)              N/A                  N/A
   B                              $42(2)              N/A                  N/A
   C                           $4,990                $534(3)               N/A

------------------------------------------------------------------------------
Value
   Investor               $17,744,450         $17,814,976          $14,229,365
   Institutional           $1,545,683          $1,714,283           $1,058,450
   Advisor                 $1,556,034          $1,099,846             $567,910
   A                             $237(2)              N/A                  N/A
   B                              $64(2)              N/A                  N/A
   C                          $22,215              $5,187(4)               N/A

------------------------------------------------------------------------------
Small Cap Value
   Investor               $11,942,134          $9,971,554             $952,726
   Institutional           $1,007,291            $350,372              $46,754
   Advisor                 $1,870,244            $774,361              $64,875
   C                          $37,978             $24,220(5)               N/A

(1)  AUGUST 10, 2001 (INCEPTION) THROUGH MARCH 31, 2002.

(2)  JANUARY 31, 2003 (INCEPTION) THROUGH MARCH 31, 2003.

(3)  NOVEMBER 7, 2001 (INCEPTION) THROUGH MARCH 31, 2002.

(4)  JUNE 4, 2001 (INCEPTION) THROUGH MARCH 31, 2002.

(5)  JUNE 1, 2001 (INCEPTION) THROUGH MARCH 31, 2002.

UNIFIED MANAGEMENT FEES
FUND/CLASS                    2003                   2002               2001
--------------------------------------------------------------------------------
Equity Income
   Investor               $11,280,725          $7,027,325           $3,400,449
   Institutional             $610,275            $387,425             $121,901
   Advisor                   $773,714            $343,148             $169,409
   C                          $81,280              $7,343(1)               N/A

--------------------------------------------------------------------------------
Equity Index
   Investor                  $448,210            $437,170             $350,809
   Institutional           $1,005,052          $1,308,235           $1,326,994

--------------------------------------------------------------------------------
Real Estate
   Investor                $1,491,938          $1,040,597           $1,019,524
   Institutional             $198,341            $135,140             $144,714
   Advisor                   $189,009            $116,872              $67,831

(1)  JULY 13, 2001 (INCEPTION) THROUGH MARCH 31, 2002.

SUBADVISORS

EQUITY INDEX FUND

The  investment  management  agreement  provides  that the manager may  delegate certain  responsibilities  under  the  agreement  to  a  subadvisor.  Currently,
Barclays  Global Fund Advisors  ("Barclays")  serves as subadvisor to the Equity
Index Fund under a subadvisory  agreement between the manager and Barclays dated
January 29, 1999. The subadvisory  agreement  continues for an initial period of one year and thereafter so long as continuance is specifically  approved by vote of a  majority  of the  fund's  outstanding  voting  securities  or by vote of a majority of the fund's  directors,  including a majority of those  directors who are neither  parties to the agreement nor interested  persons of any such party, cast in person at a meeting  called for the purpose of voting on such  approval.
The subadvisory  agreement is subject to termination without penalty on 60 days'
written notice by Barclays,  the manager, the Board of Directors,  or a majority of the fund's outstanding votes and will terminate automatically in the event of
(i) its  assignment or (ii)  termination of the  investment  advisory  agreement between the fund and the manager.

The subadvisory  agreement provides that Barclays will make investment decisions for the Equity Index Fund in accordance  with the fund's  investment  objective, policies,  and restrictions,  and whatever  additional written guidelines it may receive from the manager from time to time. For these services, the manager pays
Barclays a monthly  fee at an annual rate of 0.05% of the fund's  average  daily net assets up to $200 million, 0.02% of the average daily net assets of the next
$300 million, and 0.01% of average daily net assets over $500 million.

For the fiscal  years  ended March 31,  2003,  2002 and 2001,  the advisor  paid
Barclays Global Fund Advisors subadvisory fees as listed in the following table:

BARCLAYS GLOBAL FUND ADVISORS SUBADVISORY FEES

2003                                $148,801

2002                                $151,032

2001                                $186,111

REAL ESTATE FUND

The  investment  management  agreement  provides  that the manager may  delegate certain responsibilities under the agreement to a subadvisor.  Currently,  JPMIM serves as  subadvisor  to the Real  Estate  Fund under a  subadvisory  agreement between  the  manager  and JPMIM  dated  January 1, 2000,  that was  approved by shareholders  on December 17, 1999. The subadvisory  agreement  continues for an
initial   period  of  two  years  and  thereafter  so  long  as  continuance  is specifically  approved  by vote of a majority of the fund's  outstanding  voting securities or by vote of a majority of the fund's trustees, including a majority of those  trustees  who are  neither  parties to the  agreement  nor  interested persons of any such party, cast in person at a meeting called for the purpose of voting on such  approval.  The  subadvisory  agreement is subject to termination without  penalty  on 60  days'  written  notice  by the  manager,  the  Board of
Directors,  a majority  of the fund's  outstanding  shares,  or JPMIM,  and will terminate  automatically  in the event of (i) its assignment or (ii) termination of the investment advisory agreement between the fund and the manager.

The subadvisory agreement provides that JPMIM will make investment decisions for the Real  Estate  Fund in  accordance  with  the  fund's  investment  objective, policies,  and restrictions,  and whatever  additional written guidelines it may receive from the manager from time to time. For these services, the manager pays
JPMIM a monthly fee at an annual rate of 0.425% of the fund's  average daily net assets.

For the fiscal years ended March 31, 2003,  2002 and 2001 the manager paid JPMIM subadvisory fees as listed in the following table:

JPMIM SUBADVISORY FEES

2003                                $695,981

2002                                $466,608

2001                                $491,848

TRANSFER AGENT AND ADMINISTRATOR

American Century Services  Corporation,  4500 Main Street, Kansas City, Missouri
64111,  serves as transfer  agent and  dividend-paying  agent for the funds.  It provides physical facilities,  computer hardware and software, and personnel for the  day-to-day  administration  of the funds and the advisor.  The advisor pays
ACSC for these services.

Special  services  may be offered to  shareholders  who  maintain  higher  share balances  in our  family of funds.  These  services  may  include  the waiver of
minimum   investment   requirements,   expedited   confirmation  of  shareholder
transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds'  shares are  distributed  by ACIS,  a registered  broker-dealer.  The distributor  is a wholly  owned  subsidiary  of ACC and its  principal  business address is 4500 Main Street, Kansas City, Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services,  and would otherwise be provided by the  distributor or its  affiliates.  The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

J.P.  Morgan  Chase and Co.,  770  Broadway,  10th  Floor,  New  York,  New York
10003-9598,  and Commerce Bank, N.A., 1000 Walnut,  Kansas City, Missouri 64105,
each serves as custodian of the assets of the funds. The custodians take no part in  determining  the  investment  policies  of the  funds or in  deciding  which securities are purchased or sold by the funds. The funds, however, may invest in certain  obligations  of  the  custodians  and  may  purchase  or  sell  certain securities from or to the custodians.

INDEPENDENT AUDITORS

Deloitte & Touche LLP are the independent auditors of the funds. The address of Deloitte  &  Touche LLP is 1010 Grand  Boulevard,  Kansas City,  Missouri
64106. As the independent  auditors of the funds,  Deloitte & Touche provide services including

(1)  auditing the annual financial statements for each fund,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax return filed for each fund.

BROKERAGE ALLOCATION

Under the management  agreement  between the funds and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  The  funds'  policy is to secure  the most  favorable  prices and execution  of orders on its  portfolio  transactions.  So long as that policy is met, the advisor may take into  consideration  the factors  discussed below when selecting  brokers.  For Equity Index and the Real Estate Fund,  the advisor has delegated responsibility for selecting brokers to execute portfolio transactions to the  subadvisor  under the  terms of the  applicable  investment  subadvisory agreement.

The advisor,  or the subadvisor,  as the case may be,  receives  statistical and other information and services,  including  research,  without cost from brokers and  dealers.  The advisor or the  subadvisor  evaluates  such  information  and services,  together with all other  information that it may have, in supervising and managing the investments of the funds.  Because the information and services may vary in amount, quality and reliability,  its influence in selecting brokers varies from none to very substantial.  The advisor or the subadvisor  intends to continue to place some of the funds' brokerage business with one or more brokers who provide  information  and services.  The information and services will be in addition to and not in lieu of  services to be  performed  by the  advisor.  The advisor  does not use brokers  that  provide  such  information  and services to reduce the expense of providing required services to the funds.

In the fiscal periods March 31, 2003, 2002, and 2001, the brokerage  commissions of each fund were as follows.  Because Mid Cap Value was not in  operation as of the fiscal year end, it is not included in the table below.

FUND                          2003             2002              2001

Large Company Value         $107,019          $37,880           $10,955

Value                     $4,224,298       $6,250,574        $5,842,784

Small Cap Value           $3,516,917       $3,059,659          $536,404

Equity Income             $2,902,522       $1,803,207        $1,329,918

Equity Index                $118,027          $57,745          $133,371

Real Estate                 $996,265         $726,115          $924,761

The brokerage commissions paid by the funds may exceed those that another broker might  have  charged  for the  same  transactions  because  of the  value of the brokerage and research services provided. Research services furnished by brokers through whom the funds make securities  transactions  may be used by the advisor in servicing all of its  accounts,  and not all such services may be used by the advisor in managing the funds' portfolios.

The staff of the SEC has expressed the view that the best price and execution of over-the-counter  transactions in portfolio securities may be secured by dealing
directly  with  principal  market  makers,   thereby  avoiding  the  payment  of
compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities,  expert personnel and technological systems  of a broker  often  enable  the  funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions  with  principal  market  makers,  but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

INFORMATION ABOUT FUND SHARES

Each of the funds named on the front of this Statement of Additional Information is a series of shares  issued by the  corporation,  and shares of each fund have equal  voting  rights.  In  addition,  each series (or fund) may be divided into separate classes. See MULTIPLE CLASS STRUCTURE, which follows.  Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting rights  are not  cumulative,  so that  investors  holding  more  than 50% of the corporation's  (all funds')  outstanding  shares may be able to elect a Board of
Directors.  The corporation  undertakes  dollar-based  voting,  meaning that the number of votes a shareholder  is entitled to is based upon the dollar amount of the  shareholder's  investment.  The election of directors is  determined by the votes received from all the corporation's shareholders without regard to whether a majority of shares of any one fund voted in favor of a  particular  nominee or all nominees as a group.

The assets  belonging to each series are held  separately by the custodian,  and the shares of each series  represent  a  beneficial  interest in the  principal, earnings  and profit (or losses) of  investments  and other assets held for each series.  Your rights as a shareholder  are the same for all series of securities unless otherwise stated.  Within their respective  series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the  event  of  complete  liquidation  or  dissolution  of a fund or class of shares, shareholders of the fund or class of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that fund or class.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution proportionate to his or her share ownership interest in the fund.

MULTIPLE CLASS STRUCTURE

The  corporation's  Board of  Directors  has adopted a multiple  class plan (the
Multiclass  Plan)  pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is described  in the  prospectus  of any fund  that  offers  more  than one  class.
Pursuant  to such  plan,  the  funds may issue up to seven  classes  of  shares:
Investor  Class,  Institutional  Class,  A Class,  B Class, C Class, R Class and
Advisor Class. Not all funds offer all seven classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional   and  Advisor   Classes  are  made  available  to   institutional
shareholders or through  financial  intermediaries  that do not require the same level of shareholder  and  administrative  services from the advisor as Investor
Class  shareholders.  As a result, the advisor is able to charge these classes a lower total  management  fee. In addition to the management  fee,  however,  the
Advisor  Class  shares are  subject  to a Master  Distribution  and  Shareholder
Services  Plan (the Advisor  Class  Plan).  The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial  intermediaries and is generally used in 401(k)
and other  retirement  plans.  The unified  management fee for the A, B, C and R
Classes is the same as for  Investor  Class,  but the A, B, C and R Class shares each are subject to a separate Master  Distribution  and Individual  Shareholder
Services  Plan (the A Class Plan,  B Class Plan,  C Class Plan and R Class Plan,
respectively and collectively  with the Advisor Class Plan, the Plans) described below.  The  Plans  have  been  adopted  by the  funds'  Board of  Directors  in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Directors and approved by its shareholders.  Pursuant to such rule, the Board of
Directors and initial  shareholder of the funds' A, B, C, R and Advisor  Classes have  approved  and entered into the A Class Plan, B Class Plan, C Class Plan, R
Class Plan and Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans, the Board of Directors [including a majority of directors who are not  interested  persons  of the funds  (as  defined  in the  Investment
Company Act),  hereafter  referred to as the independent  directors]  determined that there was a reasonable  likelihood  that the Plans would  benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1,  information about  revenues  and  expenses  under  the  Plans is  presented  to the Board of
Directors  quarterly for its consideration in continuing the Plans.  Continuance of the Plans must be approved by the Board of Directors, including a majority of the independent  directors,  annually. The Plans may be amended by a vote of the
Board of Directors,  including a majority of the independent  directors,  except that the Plans may not be amended to  materially  increase  the amount spent for distribution  without  majority  approval of the  shareholders  of the  affected class.  The Plans terminate  automatically in the event of an assignment and may be  terminated  upon a vote of a majority of the  independent  directors or by a majority of the outstanding shareholder votes of the affected class.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As  described  in the  Prospectuses,  the A Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual  shareholder and distribution  services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the Advisor, as paying agent for the fund, a fee equal to 0.25%
annually of the average daily net asset value of the A Class shares.  During the fiscal year ended March 31, 2003, the aggregate  amount of fees paid under the A
Class Plan was: Large Company Value, $852; Value, $59.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B CLASS PLAN

As  described  in the  Prospectuses,  the B Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00%
annually  of the  average  daily net asset  value of the funds' C Class  shares,
0.25% of which is paid for individual  shareholder services (as described below)
and  0.75% of which is paid for  distribution  services  (as  described  below).
During the fiscal year ended March 31, 2003,  the aggregate  amount of fees paid under the B Class Plan was: Large Company Value, $47; Value, $64.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As  described  in the  Prospectuses,  the C Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the C Class Plan.  Pursuant to the C Class Plan, the C Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00%
annually  of the  average  daily net asset  value of the funds' C Class  shares,
0.25% of which is paid for individual  shareholder services (as described below)
and  0.75% of which is paid for  distribution  services  (as  described  below).
During the fiscal year ended March 31, 2003,  the aggregate  amount of fees paid under the C Class Plan was:

     Large Company Value           $5,543
     Value                        $22,203
     Small Cap Value              $30,368
     Equity Income                $81,229

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the  corporation  and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

R CLASS PLAN

As  described  in the  Prospectuses,  the R Class  shares  of the funds are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for R  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Directors  has adopted the R Class Plan.  Pursuant to the R Class Plan, the R Class pays the Advisor, as paying agent for the fund, a fee equal to 0.50%
annually of the average daily net asset value of the R Class shares. The R Class had not been offered as of March 31, 2003, and therefore no fees were paid.

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of R Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell R Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' R Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the fund pursuant to the terms of the agreement  between the  corporation  and the fund's  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

ADVISOR CLASS PLAN

As  described  in the  Prospectuses,  the funds'  Advisor  Class shares are made available to participants in employer-sponsored  retirement or savings plans and
to  persons   purchasing  through  financial   intermediaries   such  as  banks,
broker-dealers  and  insurance  companies.  The funds'  distributor  enters into contracts  with various  banks,  broker-dealers,  insurance  companies and other financial  intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds'  shares in various  investment  products or in  connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary for shareholders in the Advisor Class.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  make  the  funds'  shares   available   through  such  plans  and  financial
intermediaries,  and to compensate them for these  services,  the funds' advisor has reduced its  management  fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Directors has adopted the Advisor Class Plan.  Following the Advisor Class Plan, the Advisor Class pays the advisor,  as paying agent for the funds,  a fee equal to 0.50%  annually of the  aggregate  average  daily net assets  of the  funds'  Advisor  Class  shares,  0.25%  of  which  is  paid  for shareholder  services  (as  described  below)  and  0.25%  of  which is paid for distribution  services.  During  the  fiscal  year  ended  March 31,  2003,  the aggregate amount of fees paid under the Advisor Class Plan was:

     Large Company Value           $1,218
     Value                     $1,036,542
     Small Cap Value             $934,568
     Equity Income               $515,378
     Real Estate                 $101,558

Payments may be made for a variety of shareholder services,  including,  but not limited to,

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract owners of insurance products that use the funds as underlying  investment  media) of shares and
     placing   purchase,   exchange  and  redemption   orders  with  the  funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares according to specific or preauthorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining  account  records  for  shareholders  and/or  other  beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting for shares beneficially owned by customers of third parties  or  providing  the  information  to a fund as  necessary  for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds (such as proxies,  shareholder reports,  annual and semiannual financial statements, and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners;

(j)  providing other similar  administrative  and sub-transfer  agency services;
     and

(k)  paying service fees for the provision of personal,  continuing  services to the shareholders as contemplated by the Conduct Rules of the NASD.

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended  to result in the sale of  additional  shares of the  funds.
During the fiscal year ended March 31, 2003,  the aggregate  amount of fees paid under the Advisor Class Plan by the funds for shareholder services was:

     Large Company Value                   $609
     Value                             $518,271
     Small Cap Value                   $467,284
     Equity Income                     $257,689
     Real Estate                        $50,779

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to,

(a)  the payment of sales commissions, ongoing commissions and other payments to brokers,  dealers,  financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' investors and prospective investors;

(f)  receiving  and  answering   correspondence   from  prospective   investors,
     including distributing  prospectuses,  statements of additional information and shareholder reports;

(g)  providing  facilities to answer questions from prospective  investors about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting investors in completing  application forms and selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  the payment of "service  fees" for the  provision of  personal,  continuing services to investors,  as  contemplated  by the Conduct Rules of the NASD;
     and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

During the fiscal year ended March 31, 2003,  the aggregate  amount of fees paid under the Advisor Class Plan by the funds for distribution services was:

     Large Company Value                      $609
     Value                                $518,271
     Small Cap Value                      $467,284
     Equity Income                        $257,689
     Real Estate                           $50,779

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the prospectuses for those classes in the section titled CHOOSING A
SHARE CLASS. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the  purchase  increases  pursuant to the schedule set forth in the prospectus. This charge may be waived in the following situations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees  and  officers  of funds  managed  by the  advisor  and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge upon  redemption  of the shares in certain  circumstances.  The  specific charges and when they apply are  described  in the  relevant  prospectuses.  The contingent  deferred sales charge may be waived for certain  redemptions by some shareholders, as described in the prospectuses.

The aggregate  contingent deferred sales charges paid to the Distributor for the
C Class shares in the fiscal year ended March 31, 2003, were Value,  $640; Large
Company Value, $98; and Small Cap Value, $1,331.

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares are as follows:

PURCHASE AMOUNT                     DEALER CONCESSION

Less than $50,000                         5.00%
$50,000 - $99,999                         4.00%
$100,000 - $249,999                       3.25%
$250,000 - $499,999                       2.00%
$500,000 - $999,999                       1.75%
$1,000,000 - $3,999,999                   1.00%
$4,000,000 - $9,999,999                   0.50%
Greater than $10,000,000                  0.25%

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the C Class shares sold by the  intermediary.  The distributor will  retain  the 12b-1 fee paid by the C Class of funds for the first 12 months after the  shares  are  purchased.  This fee is  intended  in part to permit the distributor  to recoup a portion of on-going  sales  commissions to dealers plus financing  costs,  if any.  Beginning with the first day of the 13th month,  the distributor  will  make  the C Class  distribution  and  individual  shareholder services fee payments described above to the financial  intermediaries  involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than  $1,000,000  are subject to a contingent  deferred  sales charge as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds'  Prospectuses  and in  YOUR  GUIDE  TO  AMERICAN  CENTURY  SERVICES.  The
Prospectuses  and guide are  available  to investors  without  charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below. The A Class of the funds are offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5.00/(1-5.75%) = $5.31.

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock Exchange (the Exchange), each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities exchange, are valued at the last sale price on that exchange,  except as otherwise noted.  Portfolio securities primarily traded on foreign securities exchanges  generally  are  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price or the official  closing price.  When market  quotations are not readily  available,  securities  and other  assets  are  valued at fair value as determined according to procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the  bid and  asked  prices  provided  by  investment  dealers  according  to procedures established by the Board of Directors.

Debt  securities  maturing within 60 days of the valuation date may be valued at cost,  plus or minus any  amortized  discount or premium,  unless the  directors determine  that this would not  result in fair  valuation  of a given  security.
Other assets and securities for which  quotations are not readily  available are valued in good faith at their fair value using methods  approved by the Board of
Directors.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was established,  but before the net asset value per share was determined,  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined according to procedures adopted by the Board of Directors.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are
not   calculated.    Therefore,   these   calculations   do   not   take   place
contemporaneously  with the determination of the prices of many of the portfolio securities used in such calculation,  and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

TAXES

FEDERAL INCOME TAXES

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  a fund will be exempt from federal  income taxes to the extent that it distributes  substantially  all of its net investment income and net realized capital gains (if any) to  investors.  If a fund fails to qualify as a regulated investment  company,  it will be liable for taxes,  significantly  reducing  its
distributions  to  investors  and  eliminating   investors'   ability  to  treat
distributions  received  from the fund in the manner in which they were realized by the fund.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 120-day period beginning 60 days prior to the ex-dividend  date.  Dividends  received by the funds on shares of stock of  domestic  corporations  may qualify for the 70%
dividends  received  deduction to the extent that the fund held those shares for more than 45 days.

Distributions  from  gains on assets  held by a fund  longer  than 12 months are taxable as long-term  gains  regardless of the length of time you have held your shares in the fund.  If you purchase  shares in the fund and sell them at a loss within six  months,  your loss on the sale of those  shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of those holdings will be deemed  ordinary  income  regardless of how long the fund holds the investment.  The fund also may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains  earned from these investments,  regardless  of whether  such income and gains are  distributed  to shareholders. Alternatively, the fund may elect to recognize cumulative gains on
such  investments  and  distribute  them  to   shareholders.   Any  distribution
attributable  to a PFIC is  characterized  as ordinary  income.

As of March 31,
2003,  the funds in the table below had the following  capital loss  carryovers.
When a fund  has a  capital  loss  carryover,  it does not  make  capital  gains distributions  until the loss has been offset or expired.  Because Mid Cap Value was not in  operation as of the fiscal year end, it is not included in the table below.

 FUND                     CAPITAL LOSS CARRYOVER

 Large Company Value        $420,720  (expiring in 2008  through  2011)
 Value                   $92,229,547  (expiring  in 2011)
 Small  Cap  Value       $29,073,102  (expiring in 2011)
 Equity  Income          $45,509,616  (expiring in 2011)
 Equity Index            $62,638,656  (expiring in 2009 through 2011)
 Real Estate             $19,321,016  (expiring in 2007 through 2009)

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate on reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction) will be a taxable transaction for federal income tax purposes,  and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  postponing  the  recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial  part of those  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax.  However,  most, but not all, states allow this
tax  exemption  to  pass  through  to  fund   shareholders   when  a  fund  pays
distributions to its shareholders. You should consult your tax advisor about the tax status of these distributions in your own state.

TAXATION OF CERTAIN MORTGAGE REITS

The funds may invest in real estate investment trusts (REITs) that hold residual
interests  in  real  estate  mortgage   investment   conduits.   Under  Treasury
regulations,  a portion of a fund's income from a REIT that is  attributable  to the REIT's  residual  interest  in a real  estate  mortgage  investment  conduit
(REMIC)(referred  to in the Code as an  "excess  inclusion")  will be subject to federal  income  tax  in all  events.  These  regulations  provide  that  excess inclusion  income of a regulated  investment  company,  such as a fund,  will be allocated to shareholders of the regulated  investment  company in proportion to the  dividends  received  by  them  with  the  same  consequences  as  if  these shareholders  held the related REMIC  residual  interest  directly.  In general, excess  inclusion  income  allocated to shareholders (i) cannot be offset by net
operating   losses   (subject  to  a  limited   exception  for  certain   thrift
institutions)  and (ii) will  constitute  unrelated  business  taxable income to entities (including a qualified pension plan, an individual  retirement account, a 401(k)  plan,  a Keogh  plan or other  tax-exempt  entity)  subject  to tax on unrelated  business  inclusion  income,  thus requiring the entity to pay tax on some income. In addition, if at any time during any taxable year a "disqualified organization"  (as  defined  in the  Code)  is a record  holder  of a share in a regulated  investment  company,  then the regulated  investment  company will be subject to a tax equal to that  portion of its excess  inclusion  income for the taxable year that is allocable to the disqualified  organization,  multiplied by the highest federal income tax rate imposed on corporations.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

HOW FUND PERFORMANCE INFORMATION
IS CALCULATED

The funds may quote  performance in various ways. Fund  performance may be shown by presenting one or more performance  measurements,  including cumulative total return, average annual total return or yield.

All  performance  information  advertised by the funds is historical  and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

Total returns quoted in advertising and sales literature  reflect all aspects of a fund's return,  including the effect of reinvesting dividends and capital gain distributions (if any) and any change in the fund's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value  of a  hypothetical  historical  investment  in a fund  during a stated
period and then calculating the annually  compounded  percentage rate that would have produced the same result if the rate of growth or decline in value had been constant  throughout the period.  For example, a cumulative total return of 100%
over 10 years  would  produce an average  annual  return of 7.18%,  which is the steady  annual  rate that would equal 100%  growth on a  compounded  basis in 10 years.  While average  annual total returns are a convenient  means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time,  but changes from year to year,  and that average annual total  returns  represent  averaged  figures as  opposed to actual  year-to-year performance.

In addition to average annual total returns,  each fund may quote  unaveraged or cumulative total returns  reflecting the simple change in value of an investment over a stated  period,  including  periods  other  than one,  five and 10 years.
Average annual and  cumulative  total returns may be quoted as percentages or as dollar  amounts  and may be  calculated  for a single  investment,  a series  of investments,  or a series of redemptions over any time period. Total returns may be broken down into  components of income and capital  (including  capital gains and changes in share price) to illustrate the  relationship of these factors and their contributions to total return.

The  following  table shows the  average  annual  total  returns for the various classes  calculated  three different ways.  Because Mid Cap Value is a new fund, performance information was not available as of the fiscal year end.

Return Before Taxes shows the actual change in the value of the fund shares over the time  periods  shown,  but  does not  reflect  the  impact  of taxes on fund distributions  or the sale of fund shares.  The two After-Tax  Returns take into account taxes that may be associated  with owning the fund shares.  Return After
Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After
Taxes on  Distributions  and the Sale of Fund  Shares  is  further  adjusted  to reflect  the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-Tax  Returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-Tax Returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

AVERAGE ANNUAL TOTAL RETURNS-- INVESTOR CLASS
Fiscal year ended March 31, 2003

                                      1         5       10     FROM    INCEPTION
FUND                                 YEAR     YEARS   YEARS  INCEPTION    DATE

--------------------------------------------------------------------------------
LARGE COMPANY VALUE                                                   07/30/1999
Return Before Taxes                 -21.19%    N/A     N/A    -2.67%
Return After Taxes on Distributions -21.66%    N/A     N/A    -3.22%
Return After Taxes on Distributions
   and Sale of Fund Shares          -13.79%    N/A     N/A    -2.37%

--------------------------------------------------------------------------------
VALUE                                                                 09/01/1993
Return Before Taxes                 -19.85%   0.60%    N/A    10.30%
Return After Taxes on Distributions -20.71%  -1.85%    N/A     6.91%
Return After Taxes on Distributions
   and Sale of Fund Shares          -12.94%  -0.65%    N/A     6.85%

--------------------------------------------------------------------------------
SMALL CAP VALUE                                                       07/31/1998
Return Before Taxes                 -21.55%    N/A     N/A    10.17%
Return After Taxes on Distributions -22.95%    N/A     N/A     8.41%
Return After Taxes on Distributions
   and Sale of Fund Shares          -14.05%    N/A     N/A     7.43%

--------------------------------------------------------------------------------
EQUITY INCOME                                                         08/01/1994
Return Before Taxes                 -12.09%   5.22%    N/A    12.95%
Return After Taxes on Distributions -13.39%   2.22%    N/A     8.99%
Return After Taxes on Distributions
   and Sale of Fund Shares           -7.93%   2.69%    N/A     8.69%

--------------------------------------------------------------------------------
EQUITY INDEX                                                          02/26/1999
Return Before Taxes                 -25.02%    N/A     N/A    -7.99%
Return After Taxes on Distributions -25.39%    N/A     N/A    -8.40%
Return After Taxes on Distributions
   and Sale of Fund Shares          -16.28%    N/A     N/A    -6.35%

--------------------------------------------------------------------------------
REAL ESTATE                                                           09/21/1995
Return Before Taxes                   0.93%   4.19%    N/A    11.43%
Return After Taxes on Distributions  -0.35%   2.39%    N/A     9.40%
Return After Taxes on Distributions
   and Sale of Fund Shares            0.50%   2.38%    N/A     8.43%

AVERAGE ANNUAL TOTAL RETURNS --INSTITUTIONAL CLASS
Fiscal year ended March 31, 2003

                                      1         5       10     FROM    INCEPTION
FUND                                 YEAR     YEARS   YEARS  INCEPTION    DATE

--------------------------------------------------------------------------------
LARGE COMPANY VALUE                                                   08/10/2001
Return Before Taxes                 -21.03%    N/A     N/A   -12.01%
Return After Taxes on Distributions -21.56%    N/A     N/A   -12.59%
Return After Taxes on Distributions
  and Sale of Fund Shares           -13.69%    N/A     N/A    -9.78%

AVERAGE ANNUAL TOTAL RETURNS --INSTITUTIONAL CLASS
Fiscal year ended March 31, 2003

                                      1         5       10     FROM    INCEPTION
FUND                                 YEAR     YEARS   YEARS  INCEPTION    DATE

--------------------------------------------------------------------------------
VALUE                                                                 07/31/1997
Return Before Taxes                 -19.70%   0.80%    N/A     3.56%
Return After Taxes on Distributions -20.61%  -1.73%    N/A     0.20%
Return After Taxes on Distributions
  and Sale of Fund Shares           -12.85%  -0.53%    N/A     1.28%

--------------------------------------------------------------------------------
SMALL CAP VALUE                                                       10/26/1998
Return Before Taxes                 -21.38%    N/A     N/A    11.86%
Return After Taxes on Distributions -22.83%    N/A     N/A     9.90%
Return After Taxes on Distributions
  and Sale of Fund Shares           -13.94%    N/A     N/A     8.74%

--------------------------------------------------------------------------------
EQUITY INCOME                                                         07/08/1998
Return Before Taxes                 -11.77%    N/A     N/A     6.19%
Return After Taxes on Distributions -13.15%    N/A     N/A     2.99%
Return After Taxes on Distributions
  and Sale of Fund Shares            -7.73%    N/A     N/A     3.37%

--------------------------------------------------------------------------------
EQUITY INDEX                                                          02/26/1999
Return Before Taxes                 -24.87%    N/A     N/A    -7.81%
Return After Taxes on Distributions -25.29%    N/A     N/A    -8.28%
Return After Taxes on Distributions
  and Sale of Fund Shares           -16.19%    N/A     N/A    -6.23%

--------------------------------------------------------------------------------
REAL ESTATE                                                           06/16/1997
Return Before Taxes                   1.19%   4.46%    N/A     6.72%
Return After Taxes on Distributions  -0.17%   2.56%    N/A     4.81%
Return After Taxes on Distributions
  and Sale of Fund Shares             0.66%   2.54%    N/A     4.42%

AVERAGE ANNUAL TOTAL RETURNS --ADVISOR CLASS
Fiscal year ended March 31, 2003

                                      1         5       10     FROM    INCEPTION
FUND                                 YEAR     YEARS   YEARS  INCEPTION    DATE

--------------------------------------------------------------------------------
LARGE COMPANY VALUE                                                   10/26/2000
Return Before Taxes                 -21.38%    N/A     N/A    -2.45%
Return After Taxes on Distributions -21.78%    N/A     N/A    -2.90%
Return After Taxes on Distributions
  and Sale of Fund Shares           -13.91%    N/A     N/A    -2.15%

--------------------------------------------------------------------------------
VALUE                                                                 10/02/1996
Return Before Taxes                 -20.07%   0.32%    N/A     6.80%
Return After Taxes on Distributions -20.86%  -2.03%    N/A     3.33%
Return After Taxes on Distributions
  and Sale of Fund Shares           -13.08%  -0.82%    N/A     3.86%

--------------------------------------------------------------------------------
SMALL CAP VALUE                                                       12/31/1999
Return Before Taxes                 -21.85%    N/A     N/A    13.79%
Return After Taxes on Distributions -23.19%    N/A     N/A    12.33%
Return After Taxes on Distributions
  and Sale of Fund Shares           -14.25%    N/A     N/A    10.61%

AVERAGE ANNUAL TOTAL RETURNS --ADVISOR CLASS
Fiscal year ended March 31, 2003

                                      1         5       10     FROM    INCEPTION
FUND                                 YEAR     YEARS   YEARS  INCEPTION    DATE

--------------------------------------------------------------------------------
EQUITY INCOME                                                         03/07/1997
Return Before Taxes                 -12.30%   4.94%    N/A     9.16%
Return After Taxes on Distributions -13.52%   2.05%    N/A     5.39%
Return After Taxes on Distributions
  and Sale of Fund Shares            -8.07%   2.52%    N/A     5.54%

--------------------------------------------------------------------------------
REAL ESTATE                                                           10/06/1998
Return Before Taxes                   0.69%    N/A     N/A     10.66%
Return After Taxes on Distributions  -0.50%    N/A     N/A      8.80%
Return After Taxes on Distributions
  and Sale of Fund Shares             0.34%    N/A     N/A      7.72%

AVERAGE ANNUAL TOTAL RETURNS-- A CLASS
Fiscal year ended March 31, 2003

 FUND                                      FROM INCEPTION        INCEPTION DATE

--------------------------------------------------------------------------------
LARGE COMPANY VALUE(1)                                              01/31/2003
Return Before Taxes                          -9.00%
Return After Taxes on Distributions          -9.10%
Return After Taxes on Distributions
  and Sale of Fund Shares                    -5.85%

--------------------------------------------------------------------------------
VALUE(1)                                                            01/31/2003
Return Before Taxes                          -8.23%
Return After Taxes on Distributions          -8.33%
Return After Taxes on Distributions
  and Sale of Fund Shares                    -5.35%

(1)  RETURNS REFLECT DEDUCTION OF MAXIMUM INITIAL SALES CHARGE.

AVERAGE ANNUAL TOTAL RETURNS-- B CLASS
Fiscal year ended March 31, 2003

FUND                                       FROM INCEPTION        INCEPTION DATE

--------------------------------------------------------------------------------
LARGE COMPANY VALUE(1)                                             01/31/2003
Return Before Taxes                          -8.58%
Return After Taxes on Distributions          -8.66%
Return After Taxes on Distributions
  and Sale of Fund Shares                    -5.58%

--------------------------------------------------------------------------------
VALUE(1)                                                           01/31/2003
Return Before Taxes                          -7.59%
Return After Taxes on Distributions          -7.65%
Return After Taxes on Distributions
  and Sale of Fund Shares                    -4.93%

(1)  RETURNS REFLECT DEDUCTION OF THE MAXIMUM  CONTINGENT  DEFERRED SALES CHARGE
     APPLICABLE ONLY IF SHARES ARE SOLD.

AVERAGE ANNUAL TOTAL RETURNS-- C CLASS
Fiscal year ended March 31, 2003

                                      1         5       10     FROM    INCEPTION
FUND                                 YEAR     YEARS   YEARS  INCEPTION    DATE
--------------------------------------------------------------------------------
LARGE COMPANY VALUE                                                   11/07/2001
Return Before Taxes                 -22.13%    N/A     N/A   -11.81%
Return After Taxes on Distributions -22.31%    N/A     N/A   -12.00%
Return After Taxes on Distributions
  and Sale of Fund Shares           -14.39%    N/A     N/A    -9.48%

--------------------------------------------------------------------------------
VALUE                                                                 06/04/2001
Return Before Taxes                 -20.90%    N/A     N/A    -9.06%
Return After Taxes on Distributions -21.47%    N/A     N/A    -9.82%
Return After Taxes on Distributions
  and Sale of Fund Shares           -13.61%    N/A     N/A    -7.51%

--------------------------------------------------------------------------------
SMALL CAP VALUE                                                       06/01/2001
Return Before Taxes                 -22.58%    N/A    N/A     -5.80%
Return After Taxes on Distributions -23.90%    N/A    N/A     -7.07%
Return After Taxes on Distributions
  and Sale of Fund Shares           -14.72%    N/A    N/A     -5.16%

--------------------------------------------------------------------------------
EQUITY INCOME                                                         07/13/2001
Return Before Taxes                 -13.08%    N/A    N/A     -3.38%
Return After Taxes on Distributions -14.05%    N/A    N/A     -4.35%
Return After Taxes on Distributions
  and Sale of Fund Shares            -8.56%    N/A    N/A     -3.13%

Real Estate

Real Estate may elect to advertise an annualized  distribution rate, computed by multiplying  the  ordinary  dividends  earned  by a fund  over a  30-day  period
(excluding  capital gains) by 12, dividing that number by the fund's share price
(net asset value or maximum  offering price) at the end of the period,  and then multiplying that amount by 100:

(Dividends Earned Over Last 30 Days X 12)
------------------------------------------------------------------------------------
                                             X  100  =  Annualized Distribution Rate
        Current Share Price

This figure  represents  the amount  paid to  shareholders  over the  applicable one-year  period.  The annual  distribution  rate for a fund may differ from the fund's 30-day yield  computation  because it is calculated over a different time period.

PERFORMANCE COMPARISONS

The funds'  performance  may be compared  with the  performance  of other mutual funds  tracked by mutual  fund rating  services or with other  indices of market performance.  This may include comparisons with funds that are sold with a sales charge or deferred  sales charge.  Sources of economic data that may be used for such comparisons may include,  but are not limited to: U.S.  Treasury bill, note and bond yields,  money market fund yields,  U.S. government debt and percentage held by  foreigners,  the U.S. money supply,  net free  reserves,  and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System);
the federal funds and discount rates (source: Federal Reserve Bank of New York);
yield curves for U.S. Treasury securities and AA/AAA-rated  corporate securities
(source:  Bloomberg  Financial  Markets);  yield curves for AAA-rated,  tax-free municipal  securities  (source:  Telerate);  yield curves for foreign government securities  (sources:  Bloomberg  Financial  Markets and Data Resources,  Inc.);
total returns on foreign bonds (source:  J.P. Morgan Securities  Inc.);  various
U.S.  and  foreign  government  reports;  the junk  bond  market  (source:  Data
Resources,  Inc.); the CRB Futures Index (source:  Commodity Index Report);  the price of gold (sources:  London a.m./p.m. fixing and New York Comex Spot Price);
rankings of any mutual fund or mutual fund category  tracked by Lipper,  Inc. or
Morningstar,   Inc.;  mutual  fund  rankings  published  in  major,   nationally
distributed  periodicals;  data provided by the  Investment  Company  Institute;
Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or  investment  advisory  firms.  The funds also may use reprints from newspapers  and magazines  furnished by third  parties to illustrate  historical performance or to provide general information about the funds.

PERMISSIBLE ADVERTISING INFORMATION

In  addition  to any other  permissible  information,  the funds may include the following types of information in advertisements,  supplemental sales literature and reports to shareholders:

(1)  discussions  of  general  economic  or  financial  principles  (such as the effects of compounding and the benefits of dollar-cost averaging);

(2)  discussions of general economic trends;

(3)  presentations of statistical data to supplement these discussions;

(4)  descriptions of past or anticipated  portfolio  holdings for one or more of the funds;

(5)  descriptions of investment strategies for one or more of the funds;

(6)  descriptions  or  comparisons of various  savings and  investment  products
     (including,  but not limited to, qualified  retirement plans and individual stocks and bonds), which may or may not include the funds;

(7)  comparisons  of  investment  products  (including  the funds) with relevant market or industry indices or other appropriate benchmarks;

(8)  discussions of fund rankings or ratings by recognized rating organizations;
     and

(9)  testimonials  describing the experience of persons who have invested in one or more of the funds.

The  funds  also may  include  calculations,  such as  hypothetical  compounding examples,  which describe  hypothetical  investment  results.  Such  performance examples will be based on an express set of  assumptions  and are not indicative of the performance of any of the funds.

MULTIPLE CLASS PERFORMANCE ADVERTISING

Pursuant to the Multiple Class Plans, the funds may issue additional  classes of existing  funds or  introduce  new funds with  multiple  classes  available  for purchase.  To the extent a new class is added to an existing  fund,  the advisor may, in compliance with SEC and NASD rules,  regulations and guidelines,  market the new class of shares  using the  historical  performance  information  of the original class of shares. When quoting performance information for the new class of shares for  periods  prior to the first full  quarter  after  inception,  the original class'  performance will be restated to reflect the expenses of the new class,  and for periods  after the first full quarter  after  inception,  actual performance of the new class will be used.

FINANCIAL STATEMENTS

The  financial  statements  for the funds have been  audited by  Deloitte  &
Touche LLP, independent  auditors.  Their Independent  Auditors' Reports and the financial  statements  included in the funds' Annual Reports for the fiscal year ended March 31, 2003, are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the  Prospectus,  the funds invest in  fixed-income  securities.
Those investments,  however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information.  The following is a summary of the rating  categories  referenced  in the  prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES

STANDARD & POOR'S

AAA            This is the highest rating assigned by S&P to a debt  obligation.
               It  indicates an  extremely  strong  capacity to pay interest and repay principal.

AA             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.

A              Debt  rated A has a strong  capacity  to pay  interest  and repay principal,  although  it is  somewhat  more  susceptible  to  the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.

BBB            Debt rated in this  category  is  regarded  as having an adequate capacity to pay interest and repay  principal.  While it normally
               exhibits  adequate   protection   parameters,   adverse  economic
               conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated  categories.  Debt rated below
               BBB   is    regarded    as   having    significant    speculative
               characteristics.

BB             Debt rated in this category has less near-term  vulnerability  to default than other speculative  issues.  However,  it faces major ongoing uncertainties or exposure to adverse business, financial, or economic  conditions that could lead to inadequate capacity to meet timely interest and principal  payments.  The BB rating also is used for debt  subordinated to senior debt that is assigned an actual or implied BBB rating.

B              Debt rated in this category is more vulnerable to nonpayment than obligations  rated `BB',  but  currently  has the capacity to pay interest and repay principal.  Adverse  business,  financial,  or economic  conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.

CCC            Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions  to meet timely  payment of interest and  repayment of principal.  In the  event  of  adverse  business,  financial,  or economic conditions, it is not likely to have the capacity to pay interest  and repay  principal.  The CCC rating  category is also used for debt  subordinated  to senior  debt that is  assigned an actual or implied B or B- rating.

CC             Debt rated in this  category is currently  highly  vulnerable  to
               nonpayment.   This  rating  category  is  also  applied  to  debt
               subordinated to senior debt that is assigned an actual or implied
               CCC rating.

C              The rating C typically is applied to debt  subordinated to senior debt,  and  is  currently  highly  vulnerable  to  nonpayment  of interest  and  principal.  This  rating  may be used  to  cover a situation  where a bankruptcy  petition has been filed or similar action taken, but debt service payments are being continued.

D              Debt rated in this  category is in  default.  This rating is used when interest  payments or principal  repayments  are not made on the date due even if the applicable grace period has not expired, unless S&P believes  that such  payments will be made during such grace  period.  It  also  will  be  used  upon  the  filing  of a bankruptcy  petition  for the taking of a similar  action if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC.

Aaa            This  is  the  highest  rating  assigned  by  Moody's  to a  debt obligation.  It  indicates an  extremely  strong  capacity to pay interest and repay principal.

Aa             Debt rated in this  category is  considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues  only  in a small  degree.  Together  with  Aaa  debt,  it comprises what are generally known as high-grade bonds.

A              Debt rated in this category  possesses many favorable  investment attributes  and is to be considered as  upper-medium-grade  debt.
               Although  capacity  to  pay  interest  and  repay  principal  are considered  adequate,  it is  somewhat  more  susceptible  to the
               adverse  effects  of  changes  in   circumstances   and  economic
               conditions than debt in higher-rated categories.

Baa            Debt rated in this category is considered  as  medium-grade  debt having an adequate  capacity to pay interest and repay principal.
               While  it  normally  exhibits  adequate  protection   parameters,
               adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity to pay  interest and repay
               principal  for  debt  in  this  category  than  in   higher-rated
               categories.   Debt  rated   below  Baa  is   regarded  as  having
               significant speculative characteristics.

Ba             Debt rated Ba has less  near-term  vulnerability  to default than
               other  speculative  issues.   However,  it  faces  major  ongoing
               uncertainties  or  exposure  to adverse  business,  financial  or economic  conditions  that could lead to  inadequate  capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B              Debt  rated  B  has  a  greater  vulnerability  to  default,  but
               currently  has  the  capacity  to  meet  financial   commitments.
               Assurance of interest and principal payments or of maintenance of other terms of the  contract  over any long period of time may be small.  The B rating category is also used for debt  subordinated to senior  debt that is  assigned  an actual or implied Ba or Ba3 rating.

Caa            Debt rated Caa is of poor standing,  has a currently identifiable
               vulnerability  to  default,   and  is  dependent  upon  favorable
               business,  financial  and  economic  conditions  to  meet  timely payment of interest and repayment of  principal.  In the event of adverse  business,  financial or economic  conditions,  it is not likely to have the capacity to pay interest and repay  principal.
               Such issues may be in default or there may be present elements of danger with respect to  principal or interest.  The Caa rating is also used for debt  subordinated  to senior debt that is assigned an actual or implies B or B3 rating.

Ca             Debt  rated  in this  category  represent  obligations  that  are speculative  in a high  degree.  Such debt is often in default or has other marked shortcomings.

C              This is the lowest rating  assigned by Moody's,  and debt rated C can be regarded as having  extremely  poor prospects of attaining investment standing.

FITCH, INC.

AAA            Debt rated in this category has the lowest  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA             Debt rated in this category has a very low  expectation of credit risk.  Capacity for timely  payment of financial  commitments  is very  strong  and not  significantly  vulnerable  to  foreseeable events.

A              Debt rated in this category has a low expectation of credit risk.
               Capacity for timely  payment of financial  commitments is strong, but may be more  vulnerable  to  changes in  circumstances  or in economic conditions than debt rated in higher categories.

BBB            Debt rated in this category  currently has a low  expectation  of credit  risk and an  adequate  capacity  for  timely  payment  of financial commitments.  However, adverse changes in circumstances and in  economic  conditions  are  more  likely  to  impair  this capacity. This is the lowest investment grade category.

BB             Debt  rated in this  category  has a  possibility  of  developing credit  risk,  particularly  as the  result of  adverse  economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B              Debt rated in this category has  significant  credit risk,  but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued  debt service  payments is contingent upon a sustained,  favorable  business and economic environment.

FITCH, INC.

CCC, CC, C     Debt  rated  in  these  categories  has a  real  possibility  for default.  Capacity  for  meeting  financial  commitments  depends
               solely   upon   sustained,   favorable   business   or   economic
               developments.  A CC rating  indicates  that  default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D     The ratings of  obligations  in this  category are based on their
               prospects   for   achieving   partial  or  full   recovery  in  a
               reorganization  or  liquidation  of the obligor.  While  expected recovery  values are highly  speculative  and cannot be estimated with any precision,  the following  serve as general  guidelines.
               `DDD' obligations have the highest potential for recovery, around
               90%- 100% of  outstanding  amounts  and  accrued  interest.  `DD'
               indicates  potential  recoveries  in the range of 50%-90% and `D'
               the lowest recovery potential, i.e., below 50%.

               Entities  rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for  resumption of  performance  or continued  operation  with or without a formal reorganization process.  Entities rated `DD' and
               `D'  are  generally   undergoing  a  formal   reorganization   or
               liquidation  process;  those  rated  `DD' are likely to satisfy a higher portion of their outstanding  obligations,  while entities rated `D' have a poor prospect of repaying all obligations.

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard
& Poor's.

COMMERCIAL PAPER RATINGS

S&P      MOODY'S      DESCRIPTION

A-1      Prime-1      This indicates that the degree of safety regarding timely
         (P-1)        payment is strong. Standard & Poor's rates those issues
                      determined to possess extremely strong safety
                      characteristics as A-1+.

A-2      Prime-2      Capacity for timely payment on commercial paper is
         (P-2)        satisfactory, but the relative degree of safety is not
                      as high as for issues designated A-1.  Earnings trends and coverage ratios, while sound, will be more subject to
                      variation. Capitalization characteristics, while still
                      appropriate, may be more affected by external conditions.
                      Ample alternate liquidity is maintained.

A-3      Prime-3      Satisfactory capacity for timely repayment. Issues that
         (P-3)        carry this rating are somewhat more vulnerable to the
                      adverse changes in circumstances than obligations carrying the higher designations.

NOTE RATINGS

S&P      S&P               MOODY'S  DESCRIPTION

SP-1     MIG-1; VMIG-1     Notes are of the highest quality enjoying strong
                           protection from established cash flows of
                           funds for their servicing or from established
                           and broad-based access to the market for refinancing,
                           or both.

SP-2     MIG-2; VMIG-2     Notes are of high quality with ample margins of
                           protection, although not so large as in the
                           preceding group.

SP-3     MIG-3; VMIG-3     Notes are of favorable quality with all security
                           elements accounted for, but lacking the undeniable
                           strength of the preceding grades. Market access
                           for refinancing, in particular, is less likely to
                           be well-established.

SP-4     MIG-4; VMIG-4     Notes are of adequate quality, carrying specific
                           risk but having protection and not distinctly
                           or predominantly speculative.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can receive a free copy of the annual and  semiannual  reports,  and ask any questions about the funds and your accounts,  by contacting  American Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o  an employer-sponsored retirement plan

o  a bank

o  a broker-dealer

o  an insurance company

o  another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON               SEC Public Reference Room
                        Washington, D.C.
                        Call 202-942-8090 for location and hours.

ON THE INTERNET         o EDGAR database at www.sec.gov
                        o By email request at publicinfo@sec.gov

BY MAIL                 SEC Public Reference Section
                        Washington, D.C. 20549-0102

Investment Company Act File No. 811-7820

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-xxxx   04303

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

PART C    OTHER INFORMATION

ITEM 23 Exhibits (all exhibits not filed herewith are being incorporated  herein by reference).

     (a)  (1) Articles of Incorporation of Twentieth Century Capital Portfolios,
Inc., dated June 11, 1993 (filed  electronically as Exhibit 1a to Post-Effective
Amendment  No. 5 to the  Registration  Statement of the  Registrant  on July 31,
1996, File No. 33-64872).

          (2) Articles  Supplementary of Twentieth  Century Capital  Portfolios,
Inc., dated April 24, 1995 (filed electronically as Exhibit a2 to Post-Effective
Amendment No. 24 to the Registration  Statement of the Registrant on October 10,
2002, File No. 33-64872).

          (3) Articles  Supplementary of Twentieth  Century Capital  Portfolios,
Inc., dated March 11, 1996 (filed electronically as Exhibit 1b to Post-Effective
Amendment  No. 5 to the  Registration  Statement of the  Registrant  on July 31,
1996, File No. 33-64872).

          (4) Articles  Supplementary of Twentieth  Century Capital  Portfolios,
Inc.,  dated  September  9,  1996  (filed   electronically   as  Exhibit  a3  to
Post-Effective  Amendment No. 15 to the Registration Statement of the Registrant
on May 14, 1999, File No. 33-64872).

          (5) Articles of Amendment of  Twentieth  Century  Capital  Portfolios,
Inc.,  dated  December  2,  1996  (filed   electronically   as  Exhibit  b1c  to
Post-Effective  Amendment No. 7 to the Registration  Statement of the Registrant
on March 3, 1997, File No. 33-64872).

          (6) Articles  Supplementary  of American  Century Capital  Portfolios,
Inc.,  dated  December  2,  1996  (filed   electronically   as  Exhibit  b1d  to
Post-Effective  Amendment No. 7 to the Registration  Statement of the Registrant
on March 3, 1997, File No. 33-64872).

          (7) Articles  Supplementary  of American  Century Capital  Portfolios,
Inc.,   dated  April  30,  1997   (filed   electronically   as  Exhibit  b1e  to
Post-Effective  Amendment No. 8 to the Registration  Statement of the Registrant
on May 21, 1997, File No. 33-64872).

          (8)  Certificate of Correction to Articles  Supplementary  of American
Century Capital  Portfolios,  Inc., dated May 15, 1997 (filed  electronically as
Exhibit b1f to Post-Effective  Amendment No. 8 to the Registration  Statement of
the Registrant on May 21, 1997, File No. 33-64872).

          (9) Articles of Merger merging RREEF  Securities  Fund,  Inc. with and into  American  Century  Capital  Portfolios,  Inc.,  dated June 13, 1997 (filed electronically  as  Exhibit  a8  to  Post-Effective  Amendment  No.  15  to  the
Registration Statement of the Registrant on May 14, 1999, File No. 33-64872).

          (10) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  December  18,  1997  (filed   electronically  as  Exhibit  b1g  to
Post-Effective  Amendment No. 9 to the Registration  Statement of the Registrant
on February 17, 1998, File No. 33-64872).

          (11) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 1, 1998 (filed  electronically as Exhibit b1h to Post-Effective
Amendment  No. 11 to the  Registration  Statement of the  Registrant on June 26,
1998, File No. 33-64872).

          (12) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  January  29,  1999  (filed   electronically   as  Exhibit  b1i  to
Post-Effective  Amendment No. 14 to the Registration Statement of the Registrant
on December 29, 1998, File No. 33-64872).

          (13) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,  dated  February  16,  1999  (filed   electronically  as  Exhibit  a12  to
Post-Effective  Amendment No. 15 to the Registration Statement of the Registrant
on May 14, 1999, File No. 33-64872).

          (14)  Certificate of Correction to Articles  Supplementary of American
Century Capital  Portfolios,  Inc., dated May 12, 1999 (filed  electronically as
Exhibit a15 to Post-Effective  Amendment No. 24 to the Registration Statement of
the Registrant on October 10, 2002, File No. 33-64872).

          (15) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 2, 1999 (filed  electronically as Exhibit a13 to Post-Effective
Amendment  No. 16 to the  Registration  Statement of the  Registrant on July 29,
1999, File No. 33-64872).

          (16) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 8, 2000 (filed  electronically as Exhibit a14 to Post-Effective
Amendment  No. 17 to the  Registration  Statement of the  Registrant on July 28,
2000, File No. 33-64872).

          (17) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated March 5, 2001 (filed electronically as Exhibit a15 to Post-Effective
Amendment No. 20 to the  Registration  Statement of the  Registrant on April 20,
2001, File No. 33-64872).

          (18) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated April 4, 2001 (filed electronically as Exhibit a16 to Post-Effective
Amendment No. 20 to the  Registration  Statement of the  Registrant on April 20,
2001, File No. 33-64872).

          (19) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated May 21, 2001 (filed  electronically as Exhibit a17 to Post-Effective
Amendment  No. 21 to the  Registration  Statement of the  Registrant on July 30,
2001, File No. 33-64872).

          (20) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,   dated  August  23,  2001  (filed   electronically   as  Exhibit  a18  to
Post-Effective  Amendment No. 22 to the Registration Statement of the Registrant
on July 30, 2002, File No. 33-64872).

          (21) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated March 6, 2002 (filed electronically as Exhibit a19 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872).

          (22) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated April 4, 2002 (filed electronically as Exhibit a20 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872).

          (23) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated June 14, 2002 (filed electronically as Exhibit a21 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872).

          (24)  Certificate of Correction to Articles  Supplementary of American
Century Capital Portfolios,  Inc., dated June 17, 2002 (filed  electronically as
Exhibit a22 to Post-Effective  Amendment No. 22 to the Registration Statement of
the Registrant on July 30, 2002, File No. 33-64872).

          (25) Articles  Supplementary of American  Century Capital  Portfolios,
Inc., dated July 12, 2002 (filed electronically as Exhibit a23 to Post-Effective
Amendment  No. 22 to the  Registration  Statement of the  Registrant on July 30,
2002, File No. 33-64872).

          (26) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.,   dated   August  6,  2003  (filed   electronically   as  Exhibit  a26  to
Post-Effective  Amendment No. 28 to the Registration Statement of the Registrant
on August 28, 2003, File No. 33-64872).

          (27) Articles  Supplementary of American  Century Capital  Portfolios,
Inc.  (to  be  filed  by   amendment)

     (b)  (1)  By-Laws  (filed  electronically  as  Exhibit 2 to  Post-Effective
Amendment  No. 5 to the  Registration  Statement of the  Registrant  on July 31,
1996, File No. 33-64872).

          (2) Amendment to the By-Laws (filed  electronically  as Exhibit b2b to
Post-Effective  Amendment No. 9 to the Registration  Statement of the Registrant
on February 17, 1998, File No. 33-64872).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  Fifth,  Article  Seventh,  Article Eighth and Article Ninth of
Registrant's   Articles   of   Incorporation,   appearing   as   Exhibit  1a  to
Post-Effective  Amendment No. 5 on Form N-1A of the Registrant;  and Sections 3,
4, 5, 6, 7, 8, 9, 10,  11,  22,  24,  25,  30,  31,  33,  39,  40,  45 and 46 of
Registrant's  By-Laws appearing as Exhibit b2 to Post-Effective  Amendment No. 5 on Form N-1A of the  Registrant,  and  Sections  25, 30, and 31 of  Registrant's
Amendment to By-Laws appearing as Exhibit 2b to  Post-Effective  Amendment No. 9 on Form N-1A of the Registrant.

     (d)  (1) Management Agreement with American Century Investment  Management,
Inc.,   dated   August  1,  1997  (filed   electronically   as  Exhibit  b5a  to
Post-Effective  Amendment No. 9 to the Registration  Statement of the Registrant
on February 17, 1998, File No. 33-64872).

          (2)  Addendum  to  the  Management  Agreement  with  American  Century
Investment  Management,  Inc.,  dated July 30,  1998  (filed  electronically  as
Exhibit b5c to Post-Effective  Amendment No. 11 to the Registration Statement of
the Registrant on June 26, 1998, File No. 33-64872).

          (3) Subadvisory  Agreement  between  Barclays Global Fund Advisers and
American  Century  Investment  Management,  Inc.,  dated January 29, 1999 (filed electronically  as  Exhibit  b5d  to  Post-Effective  Amendment  No.  14 to  the
Registration  Statement  of the  Registrant  on  December  29,  1998,  File  No.
33-64872).

          (4)  Addendum  to  the  Management  Agreement  with  American  Century
Investment  Management,  Inc., dated January 29, 1999 (filed  electronically  as
Exhibit b5e to Post-Effective  Amendment No. 14 to the Registration Statement of
the Registrant on December 29, 1998, File No. 33-64872).

          (5)  Amendment  to the  Management  Agreement  with  American  Century
Investment  Management,  Inc.,  dated July 30,  1999  (filed  electronically  as
Exhibit d6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
the Registrant on July 29, 1999, File No. 33-64872).

          (6) Amendment No. 1 to the Management  Agreement with American Century
Investment  Management,  Inc.,  dated January 1, 2000 (filed  electronically  as
Exhibit d7 to Post-Effective  Amendment No. 17 to the Registration  Statement of
the Registrant on July 28, 2000, File No. 33-64872).

          (7)  Subadvisory  Agreement by and between  American  Century  Capital
Portfolios,  Inc., American Century Investment Management,  Inc. and J.P. Morgan
Investment  Management  Inc.,  dated  January 1, 2000 (filed  electronically  as
Exhibit d2 to Post-Effective  Amendment No. 17 to the Registration  Statement of
the Registrant on July 28, 2000, File No. 33-64872).

          (8)  Addendum  to  the  Management  Agreement  with  American  Century
Investment Management,  Inc., dated May 1, 2001 (filed electronically as Exhibit
d8 to  Post-Effective  Amendment  No. 20 to the  Registration  Statement  of the
Registrant on April 20, 2001, File No. 33-64872).

          (9)  Addendum  to  the  Management  Agreement  with  American  Century
Investment  Management,  Inc., dated September 3, 2002 (filed  electronically as
Exhibit d9 to Post-Effective  Amendment No. 24 to the Registration  Statement of
the Registrant on October 10, 2002, File No. 33-64872).

          (10)  Addendum  to the  Management  Agreement  with  American  Century
Investment  Management,  Inc.,  dated August 29, 2003 (filed  electronically  as
Exhibit d10 to Post-Effective  Amendment No. 28 to the Registration Statement of
the Registrant on August 28, 2003, File No. 33-64872).

          (11) Amendment No. 2 to the Management Agreement with American Century
Investment Management, Inc., dated August 1, 2003.

     (e)  (1) Amended and Restated Distribution  Agreement with American Century
Investment  Services,  Inc.,  dated September 3, 2002 (filed  electronically  as
Exhibit e1 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229).

          (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
with American Century Investment Services,  Inc., dated December 31, 2002 (filed
electronically  as  Exhibit  e2  to  Post-Effective   Amendment  No.  4  to  the
Registration  Statement  of American  Century  Variable  Portfolios  II, Inc. on
December 20, 2002, File No. 333-46922).

          (3) Amendment No. 2 to the Amended and Restated Distribution Agreement
with American Century  Investment  Services,  Inc., dated August 29, 2003 (filed electronically  as  Exhibit  e3  to  Post-Effective  Amendment  No.  17  to  the
Registration Statement of American Century Strategic Asset Allocations,  Inc. on
August 28, 2003, File No. 33-79482).

     (f)  Not applicable.

     (g)  (1) Master  Agreement with Commerce Bank, N.A., dated January 22, 1997
(filed  electronically as Exhibit b8e to Post-Effective  Amendment No. 76 to the
Registration  Statement of American  Century Mutual Funds,  Inc. on February 28,
1997, File No. 2-14213).

          (2) Global Custody  Agreement  with The Chase  Manhattan  Bank,  dated
August 9, 1996 (filed  electronically as Exhibit b8 to Post-Effective  Amendment
No. 31 to the Registration Statement of American Century Government Income Trust
on February 7, 1997, File No. 2-99222).

          (3) Amendment to Global  Custody  Agreement  with The Chase  Manhattan
Bank,   dated  December  9,  2000  (filed   electronically   as  Exhibit  g2  to
Pre-Effective  Amendment No. 2 to the Registration Statement of American Century
Variable Portfolios II, Inc. on January 9, 2001, File No. 333-46922).

     (h)  (1) Transfer Agency Agreement with Twentieth Century  Services,  Inc., dated as of August 1, 1993 (filed  electronically as Exhibit 9 to Post-Effective
Amendment  No. 5 to the  Registration  Statement of the  Registrant  on July 31,
1996, File No. 33-64872).

          (2) Credit Agreement with J.P. Morgan Chase, as Administrative  Agent,
dated  as  of  December  17,  2003  (filed   electronically  as  Exhibit  h9  to
Post-Effective  Amendment  No.  36 to the  Registration  Statement  of  American
Century California  Tax-Free and Municipal Funds, on December 30, 2003, File No.
2-82734).

          (3) Customer Identification Program Reliance Agreement,  dated October
1, 2003 (filed electronically as Exhibit h10 to Post-Effective  Amendment No. 40
to the Registration  Statement of American Century  Municipal Trust on September
30, 2003, File No. 2-91229).

     (i) Opinion and Consent of Counsel (to be filed by amendment).

     (j)  (1) Consent of Deloitte & Touche LLP (to be filed by amendment).

          (2) Power of Attorney,  dated November 15, 2002 (filed  electronically as Exhibit j2 to Post-Effective  Amendment No. 99 to the Registration  Statement
of American Century Mutual Funds, Inc. on December 17, 2002, File No. 2-14213).

          (3) Power of Attorney,  dated November 15, 2002 (filed  electronically as Exhibit j3 to Post-Effective  Amendment No. 103 to the Registration Statement
of American Century Mutual Funds, Inc. on December 1, 2003, File No. 2-14213).

          (4)   Secretary's   Certificate,   dated   November  25,  2002  (filed
electronically  as  Exhibit  j3  to  Post-Effective  Amendment  No.  99  to  the
Registration  Statement of American  Century Mutual Funds,  Inc. on December 17,
2002, File No. 2-14213).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  (1) Master Distribution and Shareholder Services Plan (Advisor Class),
dated September 3, 1996 (filed  electronically as Exhibit b15a to Post-Effective
Amendment No. 9 to the Registration  Statement of the Registrant on February 17,
1998, File No. 33-64872).

          (2)  Amendment  No.  1 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 13, 1997 (filed  electronically  as
Exhibit b15b to Post-Effective Amendment No. 77 to the Registration Statement of
American Century Mutual Funds, Inc. on July 17, 1997, File No. 2-14213).

          (3)  Amendment  No.  2 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 30, 1997 (filed electronically as
Exhibit b15c to Post-Effective Amendment No. 78 to the Registration Statement of
American Century Mutual Funds, Inc. on February 26, 1998, File No. 2-14213).

          (4)  Amendment  No.  3 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated June 30, 1998 (filed  electronically  as
Exhibit b15e to Post-Effective Amendment No. 11 to the Registration Statement of
the Registrant on June 26, 1998, File No. 33-64872).

          (5)  Amendment  No.  4 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 13, 1998 (filed  electronically as
Exhibit b15e to Post-Effective Amendment No. 12 to the Registration Statement of
American  Century  World  Mutual  Funds,  Inc. on November  13,  1998,  File No.
33-39242).

          (6)  Amendment  No.  5 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated February 16, 1999 (filed  electronically as
Exhibit m6 to Post-Effective  Amendment No. 83 to the Registration  Statement of
American Century Mutual Funds, Inc. on February 26, 1999, File No. 2-14213).

          (7)  Amendment  No.  6 to  the  Master  Distribution  and  Shareholder
Services  Plan (Advisor  Class),  dated July 30, 1999 (filed  electronically  as
Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement of
the Registrant on July 29, 1999, File No. 33-64872).

          (8)  Amendment  No.  7 to  the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated November 19, 1999 (filed  electronically as
Exhibit m8 to Post-Effective  Amendment No. 87 to the Registration  Statement of
American Century Mutual Funds, Inc. on November 29, 1999, File No. 2-14213).

          (9)  Amendment  No.  8 to  the  Master  Distribution  and  Shareholder
Services  Plan  (Advisor  Class),  dated June 1, 2000 (filed  electronically  as
Exhibit m9 to Post-Effective  Amendment No. 19 to the Registration  Statement of
American Century World Mutual Funds, Inc. on May 24, 2000, File No. 33-39242).

          (10)  Amendment  No.  9 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor  Class),  dated April 30, 2001 (filed  electronically  as
Exhibit m10 to Post-Effective  Amendment No. 24 to the Registration Statement of
American Century World Mutual Funds, Inc. on April 19, 2001, File No. 33-39242).

          (11)  Amendment  No. 10 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class),  dated December 3, 2001 (filed  electronically as
Exhibit m11 to Post-Effective  Amendment No. 94 to the Registration Statement of
American Century Mutual Funds, Inc. on December 13, 2001, File No. 2-14213).

          (12)  Amendment  No. 11 to the  Master  Distribution  and  Shareholder
Services Plan (Advisor Class), dated September 3, 2002 (filed  electronically as
Exhibit m12 to Post-Effective  Amendment No. 26 to the Registration Statement of
American  Century  World  Mutual  Funds,  Inc.  on  October  1,  2002,  File No.
33-39242).

          (13) Master Distribution and Individual  Shareholder  Services Plan (C
Class),   dated  March  1,  2001  (filed   electronically   as  Exhibit  m11  to
Post-Effective  Amendment  No.  24 to the  Registration  Statement  of  American
Century World Mutual Funds, Inc. on April 19, 2001, File No. 33-39242).

          (14) Amendment No. 1 to Master Distribution and Individual Shareholder
Services Plan (C Class),  dated April 30, 2001 (filed  electronically as Exhibit
m12 to Post-Effective Amendment No. 24 to the Registration Statement of American
Century World Mutual Funds, Inc. on April 19, 2001, File No. 33-39242).

          (15) Amendment No. 2 to Master Distribution and Individual Shareholder
Services  Plan (C Class),  dated  September  3, 2002  (filed  electronically  as
Exhibit m15 to Post-Effective  Amendment No. 26 to the Registration Statement of
American  Century  World  Mutual  Funds,  Inc.  on  October  1,  2002,  File No.
33-39242).

          (16) Master Distribution and Individual  Shareholder  Services Plan (A
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734).

          (17) Master Distribution and Individual  Shareholder  Services Plan (B
Class),  dated  September  3,  2002  (filed  electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734).

          (18) Master Distribution and Individual  Shareholder  Services Plan (R
Class),  dated  August  29,  2003  (filed   electronically  as  Exhibit  m16  to
Post-Effective  Amendment  No.  17 to the  Registration  Statement  of  American
Century  Strategic  Asset  Allocations,  Inc.  on  August  28,  2003,  File  No.
33-79482).

     (n)  (1) Amended and Restated  Multiple Class Plan, dated September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on December 17, 2002, File No.2-82734).

          (2) Amendment No. 1 to the Amended and Restated  Multiple  Class Plan,
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on December 23, 2002, File No. 2-91229).

          (3) Amendment No. 2 to the Amended and Restated  Multiple  Class Plan,
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations, Inc. on August 28, 2003, File No. 33-79482).

     (o)  Reserved.

     (p)  (1) American Century Investments Code of Ethics (filed  electronically as Exhibit p to Post-Effective Amendment No. 35 to the Registration Statement of
American Century  California  Tax-Free and Municipal Funds on December 17, 2002,
File No. 2-82734).

          (2) Barclays  Code of Ethics  (filed  electronically  as Exhibit p2 to
Post-Effective  Amendment  No.  30 to the  Registration  Statement  of  American
Century Variable Portfolios, Inc. on April 12, 2001, File No. 33-14567).

          (3) J.P.  Morgan  Investment  Management,  Inc.  Code of Ethics (filed electronically  as  Exhibit  p3  to  Post-Effective  Amendment  No.  20  to  the
Registration Statement of the Registrant on April 20, 2001, File No. 33-64872).

ITEM 24.  Persons Controlled by or Under Common Control with Registrant

None.

ITEM 25.  Indemnification.

     The  Registrant  is a Maryland  corporation.  Section 2-418 of the Maryland
General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

     Article Eighth of the Registrant's  Articles of Incorporation  requires the indemnification  of the  Registrant's  directors  and  officers  to  the  extent permitted  by  Section  2-418  of the  Maryland  General  Corporation  Law,  the
Investment Company Act of 1940 and all other applicable laws.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

ITEM 26. None

Item 27. Principal Underwriter.

I.   (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b) The following is a list of the directors, executive officers and partners of ACIS:

Name and Principal          Positions and Offices     Positions and Offices
Business Address*           with Underwriter             with Registrant
--------------------------------------------------------------------------------

James E. Stowers, Jr.      Chairman and Director          Chairman and
                                                          Director

James E. Stowers III       Co-Chairman and Director       Director

William M. Lyons           President, Chief Executive     President
                           Officer and Director

Robert T. Jackson          Executive Vice President,      Executive Vice
                           Chief Financial Officer        President
                           and Chief Accounting Officer

Joseph Greene              Senior Vice President          none

Brian Jeter                Senior Vice President          none

Mark Killen                Senior Vice President          none

David C. Tucker            Senior Vice President          Senior Vice
                                                          President
                                                          and General
                                                          Counsel

Dave Larrabee              Senior Vice President          none

Barry Mayhew               Senior Vice President          none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

ITEM 28.  Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of Registrant,  American  Century  Services  Corporation and American
Century  Investment  Management,  Inc., all located at 4500 Main Street,  Kansas
City, Missouri 64111.

ITEM 29.  Management Services - Not applicable.

ITEM 30.  Undertakings - Not applicable.

                                   SIGNATURES

     Pursuant to the  requirements  of the  Investment  Company Act of 1940, the
Registrant has duly caused this Amendment No. 29 to this Registration  Statement to be signed on its behalf by the undersigned,  duly authorized,  in the City of
Kansas City, State of Missouri on the 5th day of January, 2004.

                               American Century Capital Portfolios, Inc.
                                  (Registrant)

                               By:  /*/William M. Lyons
                                    President and Principal Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment No. 29 has been signed below by the following  persons in the capacities and on the dates indicated.

Signature                   Title                             Date
---------                   -----                             ----

*William M. Lyons           President and                   January 5, 2004
William M. Lyons            Principal Executive Officer

*Maryanne Roepke            Senior Vice President,          January 5, 2004
Maryanne Roepke             Treasurer and Chief Accounting
                            Officer

*James E. Stowers, Jr.      Chairman of the Board and       January 5, 2004
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                        January 5, 2004
James E. Stowers III

*Thomas A. Brown            Director                        January 5, 2004
Thomas A. Brown

*Andrea C. Hall, Ph.D.      Director                        January 5, 2004
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock           Director                        January 5, 2004
D. D. (Del) Hock

*Donald H. Pratt            Director                        January 5, 2004
Donald H. Pratt

*Gale E. Sayers             Director                        January 5, 2004
Gale E. Sayers

*M. Jeannine Strandjord     Director                        January 5, 2004
M. Jeannine Strandjord

*Timothy S. Webster         Director                        January 5, 2004
Timothy S. Webster

*By /s/ Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact